Securities Act of 1933 Registration No. 333-37727

                                Investment Act of 1940 Registration No. 881-8436

                   U.S. SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549


                                 FORM N-1A/A


         REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 |X|


                        Pre-Effective Amendment No. 2


                          Post-Effective Amendment No.

                                     and/or

     REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 |X|


                               Amendment No. 2


                        (Check appropriate box or boxes)

                          KOBRICK-HFS INVESTMENT TRUST

               (Exact Name of Registrant as Specified in Charter)

                               101 Federal Street
                           Boston, Massachusetts 02110
                    (Address of Principal Executive Offices)

       Registrant's Telephone Number, including Area Code: (617) 342-3500

                              Frederick R. Kobrick
                                  President
                          Kobrick-HFS Investment Trust
                               101 Federal Street
                           Boston, Massachusetts 02110
                   (Name and Address of Agent for Service)

                                   Copies to:

                              Thomas J. Kelly, Esq.
             Mintz, Levin, Cohn, Ferris, Glovsky and Popeo, P.C.
                              One Financial Center
                           Boston, Massachusetts 02111

Title of Securities Being Offered: Shares of Beneficial Ownership

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective.

Registrant hereby declares its intention to register an indefinite number of shares of beneficial interest pursuant to Rule 24f-2 under the Investment Company Act of 1940.

      The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission acting pursuant to said Section 8(a) may determine.

                          KOBRICK-HFS INVESTMENT TRUST


                            Cross Reference Sheet
                           Pursuant to Rule 481(a)
                        Under the Securities Act of 1933

PART A

Item No.  Registration Statement Caption        Caption in Prospectus

1.        Cover Page                            Cover Page

2.        Synopsis                              Table of Expenses

3.        Condensed Financial Information       Inapplicable

4.        General Description of Registrant     The Fund's Investments, Limiting
                                                Investment Risk; Management of
                                                the Fund

5.        Management of the Fund                Management of the Fund

6.        Capital Stock and Other Securities    Cover Page; Management of the
                                                Fund; Dividends and
                                                Distributions; Taxes

7.        Purchase of Securities Being Offered  How to Purchase Shares;
                                                Shareholder Services;
                                                Exchange Privileges;
                                                Distribution Plan;
                                                Calculation of Share Price;
                                                The Fund and its Shares

8.        Redemption or Repurchase              How to Redeem Shares;
                                                Shareholder Services;
                                                Exchange Privileges; The Fund
                                                and its Shares

9.        Legal Proceedings                     Inapplicable

PART B
                                                Caption in Statement
Item No.  Registration Statement Caption        of Additional Information

10.       Cover Page                            Cover Page

11.       Table of Contents                     Table of Contents

12.       General Information and History       The Trust

13.       Investment Objectives and Policies    Additional Information
                                                Concerning Certain Investment
                                                Techniques; Debt Instruments
                                                and Permitted Cash
                                                Investments; Quality Ratings
                                                of Corporate Bonds and
                                                Preferred Stocks; Investment
                                                Limitations; Securities
                                                Transactions; Portfolio
                                                Turnover

14.       Management of the Fund                Trustees and Officers

15.       Control Persons and Principal         Trustees and Officers
          Holders of Securities

16.       Investment Advisory and Other         The Investment Adviser;
          Services                              Distribution Plan; Custodian;
                                                Auditors; Transfer Agent;
                                                Distributor

17.       Brokerage Allocation and Other        Securities Transactions
          Practices

18.       Capital Stock and Other Securities    The Trust

19.       Purchase, Redemption and Pricing of   Calculation of Share
          Securities Being Offered              Price; Redemption in Kind

20.       Tax Status                            Taxes

21.       Underwriters                          Distributor

22.       Calculation of Performance Data       Historical Performance
          Information                           Information

23.       Financial Statements                  Statements of Assets and
                                                Liabilities

PART C

The information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C to this Registration Statement.

                            KOBRICK-HFS CAPITAL FUND
                               101 Federal Street
                           Boston, Massachusetts 02110

                                   Prospectus

                            _______________, 1997

      The investment objective of Kobrick-HFS Capital Fund (the "Fund") is to seek maximum capital appreciation by investing primarily in common stocks (and preferred stocks and debt securities convertible into or carrying the right to acquire common stocks) of emerging growth companies and of companies considered to be undervalued special situations, as determined by the Fund's investment manager.

      Kobrick-HFS Funds, Inc. (the "Investment Manager") serves as investment adviser to the Fund. The Investment Manager was organized in October, 1997, and its principals are Frederick R. Kobrick and Michael T. Carmen. Funds Distributor, Inc., 60 State Street, Suite 1300, Boston, MA 02109 serves as distributor (the "Distributor") of the Fund's shares.

      Shareholders may have their shares redeemed directly by the Fund at net asset value; redemptions processed through securities dealers may be subject to processing charges.

      There are risks in any investment program, including the risk of changing economic and market conditions, and there is no assurance that the Fund will achieve its investment objective. The net asset value of the Fund's shares fluctuates as market conditions change.

      Because of the Fund's investment policies, the Fund is subject to above-average risks. The Fund generally is designed for investors who want an aggressive investment and can tolerate volatility and possible losses. An investment in the Fund should be part of a balanced investment program which includes more conservative investments.

      This Prospectus sets forth concisely the information a prospective investor should know about the fund before investing. It should be retained for future reference. A Statement of Additional Information about the Fund dated ______________, 1997 has been filed with the Securities and Exchange Commission and (together with any supplement to it) is incorporated by reference into this Prospectus. It is available at no charge upon request to the Fund at the address indicated on the cover or by calling 1-888-KCFUND1 (1-888-523-8631).

      The Fund is a diversified series of Kobrick-HFS Investment Trust (the "Trust"), an open-end management investment company.

      THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED ON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

      THE FUND MAY ENGAGE IN SHORT-TERM TRADING, WHICH MAY BE CONSIDERED A SPECULATIVE ACTIVITY AND INVOLVE GREATER RISK AND ADDITIONAL COST TO THE FUND.

      SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY FINANCIAL INSTITUTION, ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND INVOLVE INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.

TABLE OF CONTENTS

Table of Expenses
The Fund's Investments
Limiting Investment Risk
How to Purchase Shares
How to Redeem Shares
Exchange Privileges
Shareholder Services
Dividends and Distributions
The Fund and its Shares
Management of the Fund
Taxes
Distribution Plan
Calculation of Share Price
Calculation of Performance Data

                              TABLE OF EXPENSES

Shareholder Transaction Expenses

      Sales Charge Imposed on Purchases.................................    None
      Sales Charge Imposed on Reinvested Dividends......................    None
      Deferred Sales Charge.............................................    None
      Redemption Fees (a)...............................................    None
      Exchange Fee .....................................................    None

Annual Fund Operating Expenses (estimated as a percentage of average net assets)

      Management Fees...................................................   1.00%
      12b-1 Fees........................................................   0.25%
      Other Expenses....................................................   0.50%
                                                                           -----

      Total Fund Operating Expenses.....................................   1.75%
                                                                           =====

-------------
(a) Remittance of redemption proceeds by wire is subject to a wire transfer fee (currently $10). Redemptions processed through securities dealers may be subject to a processing charge by such securities dealers.

EXAMPLE

      The following example illustrates the expenses that you would pay on a $1,000 investment in the Fund over various time periods assuming (1) a 5% annual rate of return, (2) the operating expenses listed in the table above remain the same through each of the periods, and (3) reinvestment of all dividends and capital gain distributions:

            After 1 year                  $18

            After 3 years                 $57

      THIS EXAMPLE SHOULD NOT BE CONSIDERED AS A REPRESENTATION OF PAST OR FUTURE RETURN OR EXPENSES. ACTUAL RETURN AND EXPENSES MAY BE GREATER OR LESS THAN SHOWN.

      The purpose of the tables above is to assist the investor in understanding the various costs and expenses that an investor will bear directly or indirectly. The percentage expense level shown in the table as "Other Expenses" is based on projected expenses for the current fiscal year ending September 30, 1998. Actual expense levels for the current fiscal year or for future years may vary from the amounts shown. For further information on management fees, see "Management of the Fund" and for further information on 12b-1 fees, see "Distribution Plan."

                             THE FUND'S INVESTMENTS

      The Fund's investment objective is to seek maximum capital appreciation by investing primarily in common stocks (and preferred stocks and debt securities convertible into or carrying the right to acquire common stocks) of emerging growth companies and of companies determined to be undervalued special situations, as determined by the Fund's Investment Manager. The Fund is not intended to be a complete investment program, and there is no assurance that its investment objective can be achieved. The investment objective is a fundamental policy that may not be changed without approval of the Fund's shareholders.

      In seeking to achieve its investment objective, the Fund invests at least 65% of its total assets under normal circumstances in the common stock (and preferred stocks and debt securities convertible into or carrying the right to acquire common stocks) of emerging growth companies and companies considered to be undervalued special situations. The Investment Manager considers emerging growth companies to be those companies which are less mature and have the potential to grow substantially faster than the economy. The Investment Manager considers undervalued special situations to include common stocks of companies, such as larger, more mature companies, which trade at prices believed by the Investment Manager to be below the companies' intrinsic values and which therefore offer the potential for above-average investment returns. A special situation company is one which, because of unique circumstances such as, for example, a particular business niche it fills, is an attractive investment even though it is not in the emerging growth stage. In selecting such investments, the Investment Manager considers a variety of factors, any one of which may be determinative. These include a company's expected growth in earnings, relative financial condition and cash flow, competitive position, management and business strategy, overall potential as an enterprise, entrepreneurial character, and new or innovative products, services or processes. The capitalization of the companies in which the Fund invests can range across the full spectrum from small to large capitalization, with varying or high proportions from time to time in different capitalization segments.

      Under normal circumstances, the Fund expects to be fully invested in equity securities as described above. However, the Fund may, consistent with its investment objective, invest at any time up to 35% of its total assets in other equity securities and debt securities, such as those issued by more mature companies, and U.S. Government securities. The Fund may purchase investment grade debt (i.e., rated at the time of purchase AAA, AA, A or BBB categories by Standard & Poor's Corporation ("S&P") or Aaa, Aa, A or Baa categories by Moody's Investors Service, Inc. ("Moody's")), or securities that are not rated but considered by the Investment Manager to be of equivalent investment quality. The debt securities, which may have differing maturities and fixed or floating interest rates, will be U.S. Government securities or issued by larger capitalization issuers. For more information on debt ratings, see the Statement of Additional Information.

Investment Practices

General

      The Fund may engage in short-term trading of securities and reserves full freedom with respect to portfolio turnover. In periods when there are rapid changes in economic conditions or security price levels or when investment strategy changes significantly, portfolio turnover may be higher than during times of economic and market price stability or when investment strategy remains relatively constant. The Investment Manager currently anticipates that the portfolio turnover rate for the Fund will be between 100% and 150%. The Fund's portfolio turnover rate involves greater transaction costs, relative to other funds in general, and may have tax and other consequences as well. See the Statement of Additional Information.

      Because the Fund invests primarily in emerging growth and special situation companies, an investment in the Fund involves greater than average risks and the value of the Fund's shares may fluctuate more widely than the value of shares of a fund that invests in more established companies. Investments in special situation companies involve the additional risk if the unique circumstances on which the investment decisions are made turn out not to exist or come to fruition or not to be as important to the investment performance as perceived by the Investment Manager. Securities held by the Fund, particularly those traded over-the-counter, may have limited marketability and may be subject to more abrupt or erratic market movements over time than securities of larger, more seasoned companies or the market as a whole. The issuers of the over-the-counter securities may have limited product lines, markets and financial resources, may be dependent on entrepreneurial management, typically reinvest most of their net income in the enterprise and typically do not pay dividends.

Foreign Investments

      The Fund reserves the right to invest without limitation in securities of non-U.S. issuers directly, or indirectly in the form of American Depositary Receipts ("ADRs"), European

Depositary Receipts ("EDRs") or similar securities representing interests in the securities of foreign issuers. Under current policy, however, the Fund limits such investments, including ADRs and EDRs, to a maximum of 35% of its total assets.

      ADRs are receipts, typically issued by a U.S. bank or trust company, which evidence ownership of underlying securities issued by a foreign corporation or other entity. EDRs are receipts issued in Europe which evidence a similar ownership arrangement. Generally, ADRs in registered form are designed for use in U.S. securities markets and EDRs are designed for use in European securities markets. The underlying securities are not always denominated in the same currency as the ADRs or EDRs. Although investment in the form of ADRs or EDRs facilitates trading in foreign securities, it does not mitigate all the risks associated with investing in foreign securities.

      ADRs are available through facilities which may be either "sponsored" or "unsponsored." In a sponsored arrangement, the foreign issuer establishes the facility, pays some or all of the depository's fees, and usually agrees to provide shareholder communications. In an unsponsored arrangement, the foreign issuer is not involved, and the ADR holders pay the fees of the depository. Sponsored ADRs are generally more advantageous to the ADR holders and the issuer than are unsponsored ADRs. More and higher fees are generally charged in an unsponsored program compared to a sponsored facility. Only sponsored ADRs may be listed on the New York or American Stock Exchanges. Unsponsored ADRs may prove to be more risky, due to (a) the additional costs involved to the Fund; (b) the relative illiquidity of the issue in U.S. markets ; and (c) the possibility of higher trading costs in the over-the-counter market as opposed to exchange based trading. The Fund will take these and other risk considerations into account before making an investment in an unsponsored ADR.

      The risks associated with investments in foreign securities include those resulting from fluctuations in currency exchange rates, revaluation of currencies, future political and economic developments, including the risks of nationalization or expropriation, the possible imposition of currency exchange blockages, higher operating expenses, foreign withholding and other taxes which may reduce investment return, reduced availability of public information concerning issuers, the difficulties in obtaining and enforcing a judgment against a foreign issuer and the fact that foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to domestic issuers. Moreover, securities of many foreign issuers may be less liquid and their prices more volatile than those of securities of comparable domestic issuers.

      It is anticipated that a majority of the foreign investments by the Fund will consist of securities of issuers in countries with developed economies. However, the Fund may also invest in the securities of issuers in countries with less developed economies as deemed appropriate by the Investment Manager, although the Fund does not presently expect to invest more than 5% of its total assets in issuers in such less developed countries. Such countries include countries that have any emerging stock market that trades a small number of securities; countries with low-to middle-income economies; and/or countries with economies that are based on only a few industries. Eastern European countries are considered to have less developed capital markets.

      For further information regarding foreign investments, see the Statement of Additional Information.

Currency Transactions

      In order to protect against the effect of uncertain future exchange rates on securities denominated in foreign currencies, the Fund may engage in currency exchange transactions either on a spot (i.e., cash) basis at the rate prevailing in the currency exchange market or by entering into forward contracts to purchase or sell currencies. Although such contracts tend to minimize the risk of loss resulting from a correctly predicted decline in value of hedged currency, they tend to limit any potential gain that might result should the value of such currency increase. In entering a forward currency transaction, the Fund is dependent upon the creditworthiness and good faith of the counterparty. The Fund will attempt to reduce the risks of nonperformance by a counterparty by dealing only with established, large institutions. For further information, see the Statement of Additional Information.

Other Investment Policies

      The Fund may lend portfolio securities with a value of up to 33 1/3 % of its total assets. The Fund will receive cash or cash equivalents (e.g., U.S. Government obligations) as collateral in an amount equal to at least 100% of the current market value of the loaned securities plus accrued interest. Collateral received by the Fund will generally be held in the form tendered, although cash may be invested in securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, irrevocable stand-by letters of credit issued by a bank, or any combination thereof. The investing of cash collateral received from loaning portfolio securities involves leverage which magnifies the potential for gain or loss on monies invested and, therefore, results in an increase in the volatility of the Fund's outstanding securities. Such loans may be terminated at any time.

      The Fund will retain most rights of ownership including rights to dividends, interest or other distributions on the loaned securities. Voting rights pass with the lending, although the Fund may call loans to vote proxies if desired. Should the borrower of the securities fail financially, there is a risk of delay in recovery of the securities or loss of rights in the collateral. Loans are made only to borrowers which are deemed by the Investment Manager to be of good financial standing.

      The Fund may, subject to certain limitations, buy and sell options, futures contracts and options on futures contracts on securities and securities indicies, enter into repurchase agreements and purchase securities on a "when issued" or forward commitment basis. The Fund may not establish a position in a commodity futures contract or purchase or sell a commodity option contract for other than bona fide hedging purposes if immediately thereafter the sum of the amount of initial margin deposits and premiums on open positions with respect to futures and options used for such nonhedging purposes would exceed 5% of the market value of the Fund's net assets; similar policies apply to options which are not commodities. The Fund may enter various forms of swap arrangements, which have simultaneously the characteristics of a security and futures contract, although the Fund does not presently expect to invest more than 5% of its total assets in such items. These swap arrangements include interest rate swaps, currency swaps and index swaps. See the Statement of Additional Information.

                            LIMITING INVESTMENT RISK

      In seeking to lessen investment risk, the Fund operates under certain fundamental and nonfundamental investment restrictions. Under the fundamental restrictions the Fund may not, among other things, (a) borrow money, except (i) from a bank, but not in an amount exceeding 1/3 of its total assets or (ii) for temporary purposes only, but not in an amount exceeding 5% of its total assets; or (b) invest more than 25% of the Fund's total assets in securities of issuers principally engaged in any one industry with certain designated exceptions such as in the case of the U.S. Government.

      The foregoing fundamental investment restrictions may not be changed except by vote of the holders of a majority of the outstanding voting securities of the Fund. The vote of a majority of the outstanding voting securities of the Fund means the vote (A) of 67% or more of the voting securities present at a meeting, if the holders of more than 50% of the outstanding voting securities of the Trust are present or represented by proxy; or (B) of more than 50% of the outstanding voting securities of the Trust, whichever is less.


      Under the nonfundamental investment restrictions, the Fund may not invest more than 15% of the Fund's net assets in illiquid securities, including repurchase agreements extending for more than seven days, and may not invest more than 10% of the Fund's net assets in restricted securities (excluding securities eligible for resale under Rule 144A under the Securities Act of
1933). Although many illiquid securities may also be restricted, and vice versa, compliance with each of these policies will be determined independently. Other nonfundamental investment restrictions include that, the Fund may not (a) purchase a security of any one issuer (other than the United States or its instrumentalities) if such purchase at the time would cause more than 10% of the Fund's total assets to be invested in the securities of such issuer; and (b) purchase for its portfolio a security of any one issuer if such purchase at the time thereof would cause more than 10% of any class of securities of such issuer to be held by the Fund. The foregoing nonfundamental investment restrictions may be changed by the Board of Trustees without a shareholder vote.


      For further information on the above and other fundamental and nonfundamental investment restrictions, see the Statement of Additional Information.

      The Fund may hold up to 100% of its assets in cash or certain short-term securities for temporary defensive purposes. The Fund will adopt a temporary defensive position when, in the opinion of the Investment Manager, such a position is more likely to provide protection against adverse market conditions than adherence to the Fund's other investment policies. To the extent that the Fund's assets are held in a temporary defensive position, the Fund will not be achieving its investment goals. The types of short-term instruments in which the Fund may invest for such purposes are, as more fully described in the Statement of Additional Information: securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, (U.S. Treasury bills, notes, bonds, Government National Mortgage Association certificates), custodial receipts, certificates of deposit, time deposits and banker's acceptances of certain qualified financial institutions and corporate commercial paper rated at least "A" by S&P or "Prime" by Moody's (or, if not rated, issued by companies having an outstanding long-term unsecured debt issue rated at least "A" by S&P or Moody's). See the Statement of Additional Information.

                             HOW TO PURCHASE SHARES

Initial Investment.


      Your initial investment in the Fund must be at least $2,500 ($1,000 for tax deferred retirement plans and accounts opened with the Automatic Investment
Plan). The Fund may, in the Investment Manager's sole discretion, accept certain accounts with less than the stated minimum initial investment. You may open an account and make an initial investment in the Fund by sending a completed and executed account application (a copy of which is enclosed with this prospectus) together with a check for the total purchase amount to one of the following addresses:

      First Class Mail: Kobrick-HFS Capital Fund
                        c/o State Street Bank and Trust Company
                        P.O. Box 8075
                        Boston, Massachusetts 02266-8075

      Overnight  Mail:  Kobrick-HFS Capital Fund
                        c/o State Street Bank and Trust Company
                        Two Heritage Drive
                        Quincy, Massachusetts 02171-2144

      Checks should be in U.S. Dollars, drawn on a U.S. Bank and made payable to "Kobrick-HFS Capital Fund." You may also purchase shares by instructing your bank to wire transfer money to the Fund's custodian bank (not available for IRA accounts). Your bank may charge you a fee for sending the wire transfer. If you are opening a new account by wire transfer, you must first call the Fund at 1-888-KCFUND1 (1-888-523-8631) to request a new account number. The instructions for making a wire transfer are as follows:

      State Street Bank & Trust Company
      Attn:  Kobrick-HFS Capital Fund
      Boston, MA 02110
      Routing # 0110-0002-8
      Deposit DDA # 9905-343-1
      Specify the name and account number of your account


      Neither the Fund nor the Trust will be responsible for the consequences of delays, including delays in the banking or Federal Reserve wire transfer systems.

Subsequent Investments.

      Subsequent purchases of shares in the Fund may be made for a minimum of at least $50 per purchase (or such higher amount as the Investment Manager may from time to time determine) in any of the following ways:

      By Mail: You may send a check made payable to Kobrick-HFS Capital Fund with either the stub from your Fund account confirmation statement or a note indicating the amount of the purchase, your account number and the name in which your account is registered to Kobrick-HFS Capital Fund at one of the addresses listed above for initial investments.

      By Wire Transfer: You may instruct your bank to wire transfer money to the Fund's custodian bank (not available for IRA accounts). Your bank may charge you a fee for sending the wire transfer. Neither the Fund nor the Trust will be responsible for the consequences of delays, including delays in the banking or Federal Reserve wire transfer systems.


      By Telephone: If you have an established Fund account with established electronic transfer privileges, you may make electronic transfers from your designated bank account to purchase shares by calling the Fund at 1-888-KCFUND1 (1-888-523-8631) over the telephone. This election may be made on your initial application or by subsequently writing to the Fund, with your signature guaranteed (see further discussion below).


      By Automatic Investment: You can make subsequent investments automatically by electing the Automatic Investment Plan on your initial application or later upon request. Purchases may be made monthly or quarterly by automatically deducting $50.00 or more from your bank checking or savings account. The minimum initial investment required to establish an Automatic Investment Plan is $1,000. You may cancel the Automatic Investment Plan at any time and the Fund reserves the right to immediately terminate your Automatic Investment Plan in the event that any item is returned unpaid by your financial institution. The Fund reserves the right, upon 30 days written notice, to make reasonable charges for this service. Your bank or other financial institution may impose its own charge for debiting your account which would reduce your return from an investment in the Fund.

Exchange


      You may establish an account and make subsequent purchases of shares of the Fund by exchanging shares of other series of the Trust, which currently consists of the Kobrick-HFS Emerging Growth Fund, at net asset value. Shares of the Fund may also be purchased by exchanging your shares at net asset value for shares of the SSgA US Government Money Market Fund, a portfolio of the SSgA Funds. The establishment of an account and subsequent purchases are subject to the minimum requirements described above and to other restrictions described below under "Exchange Privileges." Purchases by exchange may be made by mail or by telephone in the manner described above. An exchange results in a sale of fund shares, which may cause you to recognize a capital gain or loss.


Points to Remember for all Initial and Subsequent Investments.

      Shares of the Fund are sold on a continuous basis at the net asset value next determined after receipt of a purchase order in good order by the Fund. Purchase orders received by the Fund's Transfer Agent, either directly or through a dealer, by the close of the regular session of trading on the New York Stock Exchange (traditionally, 4:00 p.m., Eastern time), are confirmed at the net asset value determined as of the close of the regular session of trading on the New York Stock Exchange on that day. It is the responsibility of dealers to transmit properly completed orders so that they will be received by the Fund's Transfer Agent by the close of the regular session of trading on the New York Stock Exchange on that day. Dealers may charge a fee for effecting purchase orders. Direct investments, or purchase orders through dealers, received by the Fund's Transfer Agent after the close of the regular session of trading on the New York Stock Exchange on that day are confirmed at the net asset value next determined on the following business day.

      You may purchase or redeem shares of the Fund through certain investment dealers, banks or other institutions. Any such purchase or redemption generally will not be effective until the order or request is received by the Fund; it is the responsibility of the dealer to transmit your order or request promptly. These institutions may impose charges for their services. You may purchase or redeem shares of the Fund directly from or with the Fund without imposition of any charges other than those described in this prospectus.


      The Fund will not accept cash, drafts, third party checks or checks drawn on banks outside of the United States. The Fund considers all requests for purchases, checks and other forms of payment to be received when they are received in good order by the Fund. Good order means, among other things, that the Fund has verified that your application is properly completed or your transaction request includes your Fund account number, the amount of the transaction (in dollars or shares), signatures of all owners exactly as registered on the account and any other supporting legal documentation that may be required. If your order to purchase shares of the Fund is canceled because your check does not clear, you will be responsible for any resulting expenses or fees incurred by the Fund or its Transfer Agent. Certain accounts (such as trust accounts, corporate accounts and custodial accounts) may be required to furnish additional documentation to make an initial investment.

                              HOW TO REDEEM SHARES

      You may redeem shares of the Fund on each day that the Fund is open for business. The Fund will make redemptions at the net asset value next calculated after your request is received in good order by the Transfer Agent. Redemptions must be for at least $250 or the balance of your investment in the Fund. Redemption proceeds will generally be sent within seven days after a request in good order is received. If you attempt to redeem shares within 15 days after they have been purchased, the Fund may delay payment of the redemption proceeds to you until it can verify the payment for the purchase of those shares has been (or will be) collected. To reduce such delays, the Fund recommends that you purchase your shares by certified check or wire.

      You may redeem shares in any of the following ways:

      By Mail: You may redeem all or any part of your shares upon your written request delivered to one of the following addresses:


      First Class Mail: Kobrick-HFS Capital Fund
                        c/o State Street Bank and Trust Company
                        P.O. Box 8075
                        Boston, Massachusetts 02266-8075

      Overnight Mail:   Kobrick-HFS Capital Fund
                        c/o State Street Bank and Trust Company
                        Two Heritage Drive
                        Quincy, Massachusetts 02171-2144


      Your redemption request must include account number, transaction amount (in dollars or shares), signatures of all owners exactly as registered on the account, signature guarantees (if required, as described below) and any other supporting legal documentation. Once mailed to us, your redemption request is irrevocable and cannot be modified or canceled.

      By Telephone: You may redeem shares (for less than $50,000) by telephone by calling the Fund at 1-888-KCFUND1 (1-888-523-8631). Once made, your telephone request cannot be modified or canceled. You will automatically have the telephone redemption plan unless you decline it on your application. You may not redeem shares by telephone held in an IRA account.


      By Automatic Redemption: You may automatically redeem a fixed dollar amount of shares each month or quarter and have the proceeds sent by check to you or deposited by electronic transfer into your bank account by so electing on your new account purchase application or by contacting the Fund to establish such an arrangement. You can elect this feature only if the balance in the Fund is at least $10,000. You may cancel the Automatic Redemption Plan at any time. The Fund reserves the right, upon 30 days written notice, to cancel this Plan or to make reasonable charges for this service.

      Signature Guarantee: A request for redemption must be made in writing and include a signature guarantee if any of the following situations applies:

      o     You wish to redeem more than $50,000 worth of shares;

      o Your name has changed by marriage or divorce (send a letter indicating your account number and old and new names, signing the letter in both the old and new names and having both signatures guaranteed);

      o     Your address has changed within the last 30 days;

      o You have requested that the check be mailed to an address different from the one on your account (address of record);

      o You request that the check be made payable to someone other than the account owner; or

      o You are instructing the Fund to wire the proceeds to a bank or brokerage account and have not signed up for the telephone redemption by wire plan.

      You should be able to obtain a signature guarantee from a bank, broker-dealer, credit union (if authorized under state law), securities exchange or association, clearing agency or savings association. A notary public can't provide a signature guarantee.

      If you elect on your application to participate in the Redemption by Wire Plan or such request is subsequently made in writing accompanied by a signature guarantee, the proceeds of your redemption may be made by wire transfer to your existing account in any commercial bank or brokerage firm in the United States. If you request a redemption by wire, a processing fee (currently $10) will be deducted from the redemption proceeds. Your bank or brokerage firm may also impose a fee for processing the wire. In the event the wire transfer of funds is impossible or impractical, the redemption proceeds will be sent by mail to the designated account.

      Redemptions may be suspended or payment dates postponed on days when the New York Stock Exchange is closed (other than weekends or holidays), when trading on the New York Stock Exchange is restricted or as permitted by the Securities and Exchange Commission. Certain accounts (such as trust accounts, corporate accounts and custodial accounts) may be required to furnish additional documentation to complete a redemption. Call the Fund at 1-888-KCFUND1 (1-888-523-8631) for more information.

      If a check representing redemption proceeds cannot be delivered by the U.S. Postal Service or if your check remains uncashed for six months, the check will be canceled and the proceeds will be reinvested in your account at the then current net asset value, In addition, if you have an Automatic Redemption Plan, it will automatically be canceled and future withdrawals will be permitted only when requested.

      The Fund reserves the right at any time without prior written notice to suspend, limit, modify or terminate any redemption privilege or its use in any manner by any person. The Fund also reserves the right, due to the expenses of maintaining small accounts, to redeem shares in any account and send the proceeds to the owner if the shares in the account do not have a value of at least $2,500 ($1,000 for tax-deferred retirement plans and accounts opened with the Automatic Investment Plan). A shareholder would be notified that the account is below the minimum and allowed 30 days to bring the account value up to the minimum.

                             EXCHANGE PRIVILEGES


      Shares of the Fund may be exchanged for shares of other series of the Trust, which currently consists of the Kobrick-HFS Emerging Growth Fund, at net asset value. Shares of the Fund may also be exchanged for shares at net asset value of the SSgA US Government Money Market Fund, which is a portfolio of the SSgA Funds. The SSgA Funds is an open-end management investment company with multiple portfolios (commonly known as a mutual fund), advised by State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, and not affiliated with the Fund, the Trust, or the distributor of the Fund's shares. The SSgA US Government Money Market Fund's fundamental investment objective is to maximize current income to the extent consistent with the preservation of capital and liquidity, and the maintenance of a stable $1.00 per share net asset value, by investing in obligations of the US Government or its agencies or instrumentalities with remaining maturities of one year or less. Prior to making such an exchange, you should obtain and carefully read the prospectus for the SSgA US Government Money Market Fund. The exchange privilege does not constitute an offering or recommendation on the part of the Fund, the Trust or the distributor of the Fund's shares of an investment in the SSgA US government Money Market Fund. Investment in the SSgA Funds are neither insured nor guaranteed by the US Government. There is no assurance that the SSgA US Government Money Market Fund will maintain a stable net asset value of $1.00 per share.

      You may request an exchange by mail or by telephone by following the redemption procedures described above under "How to Redeem Shares" and indicating the shares of the fund to be purchased by exchange. Exchanges between accounts can be made only if the accounts are registered in the same name(s), address and social security or tax identification number. The Fund requires each exchange to be a minimum of $50 subject to any higher amount required by the fund in which the shares are being acquired. An exchange will be effected at the next determined net asset value after receipt of a request by the Fund. The Fund reserves the right to limit the number of times an exchange may be made by any shareholder within a specified period of time and the exchange privileges with respect to any or all of the funds may be terminated at any time.


      Exchanges are subject to applicable requirements, including any minimum initial investments and may only be made for shares of funds then offered for sale in your state of residence. The exchange privilege may be modified or terminated by the Board of Trustees upon 30 days prior notice to shareholders, provided that the Fund reserves the right at any time to limit the number of times an exchange may be made by any shareholder within a specified period of time. An exchange results in a sale of fund shares, which may cause you to recognize a capital gain or loss. Before making an exchange, contact the transfer agent to obtain a current prospectus and more information about exchanges among the funds. This exchange privilege is not an offering or recommendation of any other securities.

                              SHAREHOLDER SERVICES

      You may contact the Fund concerning your account or for additional information about the shareholder services described in this prospectus by calling 1-888-KCFUND1 (1-888-532-8631) during the Fund's business hours from 8:30 to 5:00 p.m., Eastern time, Monday through Friday. In addition to the Automatic Investment Plan, the Automatic Redemption Plan, the exchange privileges and the other services described in this prospectus, the Fund offers the following shareholder services:


      24 Hour Account Balances. You may obtain your account balances at any time by calling the Fund at 1-888-KCFUND1 (1-888-523-8631).

      Retirement Plans and IRA Accounts. Shares of the Fund may be purchased directly by existing retirement plans which allow such investments. In addition, qualified individuals may establish a regular IRA, Roth IRA or a 403(b) Plan to be funded with shares of the Fund. State Street Bank and Trust Company acts as custodian for any IRAs and 403(b) Plans thus created and you will be charged an annual custodian fee (currently $10). For further information, call the Fund at 1-888-KCFUND1 (1-888-523-8631).


      Direct Deposit Plans. Shares of the Fund may be purchased through direct deposit plans offered by certain employers and government agencies. These plans enable a shareholder to have all or a portion of his or her payroll or social security checks transferred automatically to purchase shares of the Fund. This plan can be established with a minimum initial investment of $1,000 and subsequent investments of at least $50. For more information please call the Fund at 1-888-KCFUND1 (1-888-532-8631).


      Reporting to Shareholders. You will receive a confirmation statement each time you purchase, redeem or exchange shares. Shares purchased by reinvestment of dividends and shares purchased or redeemed pursuant to an automatic plan will be confirmed to you quarterly. The Fund will send you quarterly reports showing the value of your account at the close of the preceding quarter and showing all distributions, purchases, exchanges and redemptions during the quarter. The Fund will provide you annually with tax information. There will also be sent to you audited annual financial statements and semi-annual financial reports on the Fund's operations and performance and a new prospectus each year.


      Telephone Transactions. As described in this prospectus, the Fund allows you to transact much of your business by telephone. Neither the Trust, the Fund, the Transfer Agent nor their respective officers, trustees, directors, employees or agents will be responsible for any losses, fees or expenses resulting from unauthorized transactions initiated by telephone if the Transfer Agent follows reasonable procedures designed to verify the identity of the caller. These procedures may include recording the call, requesting additional information and sending written confirmations of telephone transactions. You should verify the accuracy of telephone conversations immediately upon receipt of your confirmation.

                         DIVIDENDS AND DISTRIBUTIONS


      The Fund expects to distribute any net realized capital gains and net investment income at least once each year. The Investment Manager will determine the timing and the frequency of distributions of any net realized short-term capital gains. Distributions are paid according to one of the following options:


      Reinvestment            Option Income distributions and capital gains
                              distributions will automatically be reinvested in additional shares of the Fund.

      Income Option Income distributions and short-term capital gains distributions will be paid in cash to you; long-term capital gains distributions will automatically be reinvested in additional shares of the Fund.

      Cash Option Income distributions and capital gains distributions will be paid to you in cash.

      You should indicate your choice of option on your application. If no option is specified on your application, distributions will automatically be reinvested in additional shares of the Fund. All reinvestments will be based on the net asset value in effect on the record date of the distribution.

      If you select the Income Option or the Cash Option and the U.S. Postal Service cannot deliver your check or if your check remains uncashed for six months, the check will be canceled and the distributions may be reinvested in your account at the then current net asset value and your account will be converted to the Reinvestment Option.

                           THE FUND AND ITS SHARES

      The Fund was organized in October 1997 as a series of Kobrick-HFS Investment Trust, a Massachusetts business trust, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as an open-end management investment company. Kobrick-HFS Investment Trust was organized on October 10, 1997. The Trust may issue an unlimited number of shares, in one or more series, each with its own investment objectives, policies and restrictions, as the Board of Trustees may authorize. The Fund's fiscal year ends on September 30.

      Shares of the Trust have equal dividend, redemption and liquidation rights and when issued are fully paid and nonassessable by the Trust. Each share has one vote (with proportionate voting for fractional shares) irrespective of net asset value.

      Under the Master Trust Agreement of the Trust, no annual or regular meeting of shareholders is required. Thus, there will ordinarily be no shareholder meetings unless required by the Investment Company Act of 1940. Except as otherwise provided under said Act, the Board of Trustees will be a self-perpetuating body until fewer than 50% of the Trustees serving as such are Trustees who were elected by shareholders of the Trust. At that time a meeting of shareholders will be called to elect additional Trustees. Under the Master Trust Agreement, any Trustee may be removed by vote of two-thirds of the outstanding Trust shares; holders of 10% or more of the outstanding shares of the Trust can require that the Trustees call a meeting of shareholders for purposes of voting on the removal of one or more Trustees. In connection with such meetings called by shareholders, shareholders will be assisted in shareholder communications to the extent required by applicable law.

      Under Massachusetts law, the shareholders of the Trust could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Master Trust Agreement of the Trust disclaims shareholder liability for acts or obligations of the Trust and provides for indemnification for all losses and expenses of any shareholder of the Trust held personally liable for the obligations of the Trust. Thus, the risk of a shareholder's incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust would be unable to meet its obligations. The Investment Manager believes that, in view of the above, the risk of personal liability to shareholders is remote.

                             MANAGEMENT OF THE FUND

      Under the provisions of the Master Trust Agreement and the laws of Massachusetts, primary responsibility for the management and supervision of the Fund rests with the Trustees.

      The Fund's investment manager is Kobrick-HFS Funds, Inc., 101 Federal Street, Boston, Massachusetts 02110. The Investment Manager is charged with the overall responsibility for managing the investments and business affairs of the Fund, subject to the authority of the Board of Trustees.


      Kobrick-HFS Funds, Inc. was founded in October, 1997 principally by Frederick R. Kobrick and Michael T. Carmen. Cendant Corporation of Parsippany, New Jersey, also has an interest in non-voting preferred stock of the Investment Manager and warrants which, if exercised, could result in Cendant Corporation owning a majority of the total common stock in the Investment Manager.. Messrs. Kobrick and Carmen have combined over 25 years of experience in the management of investments under objectives similar to those of the Fund.

      The Fund's portfolio manager is Frederick R. Kobrick, who for the 12 years immediately prior to becoming President of Kobrick-HFS Funds Inc. was an equity portfolio manager at State Street Research & Management Company where he served as Senior Vice President since 1989 and as a member of the firm's Equity Investment Committee since 1985. Mr. Kobrick has investment discretion over the entire portfolio of the Fund. The portfolio manager may use a team approach on behalf of the Fund and delegate purchase and sale authority for portions of the portfolio to Mr. Carmen and to others.


      Under the Investment Advisory Agreement between the Trust and the Investment Manager, the Fund pays a monthly management fee to the Investment Manager. The management fee is equal to 1.00% of the average of the values of the net assets of the Fund as determined at the close of each business day during the month.

      In addition to the management fee, the Fund is responsible for the payment of all operating expenses, including fees and expenses in connection with membership in investment company organizations, brokerage fees and commissions, legal, auditing and accounting expenses, expenses of registering shares under federal and state securities laws, expenses related to the distribution of the Fund's shares (which expenses will be paid from the 12b-1 fees under the Distribution Plan; see "Distribution Plan"), insurance expenses, taxes or governmental fees, fees and expenses of the custodian, transfer agent, administrator, and accounting and pricing agent of the Fund, fees and expenses of members of the Board of Trustees who are not interested persons of the Trust, the cost of preparing and distributing prospectuses, statements, reports and other documents to shareholders, expenses of shareholders' meetings and proxy solicitations, and such extraordinary or non-recurring expenses as may arise, including litigation to which the Fund may be a party and indemnification of the Trust's officers and Trustees with respect thereto.

      The Investment Advisory Agreement provides that the Investment Manager shall furnish the Trust with suitable office space and facilities and such management, investment advisory, statistical and research facilities and services as may be required from time to time by the Trust and the Fund is responsible for its other expenses and services. In view of the requirements for management of the Fund's particular investment program, this fee is higher than those charges for many other funds.


      Messrs. Kobrick and Carmen, in addition to serving as the senior officers of the Investment Manager, are also the principals in a private investment partnership, and may act in that capacity with respect to other similar investment partnerships. One or more of such accounts, may from time to time, purchase or sell securities or have securities under consideration for purchase or sale that are also being sold or purchased or considered for sale or purchase by the Fund. In those instances where securities transactions are carried on at the same time on behalf of the Fund and such other accounts, transactions in such securities for such accounts may be grouped with securities transactions carried out on behalf of the Fund. The practice of grouping orders of various accounts will be followed to get the benefit of best prices or commission rates. In certain cases where the aggregate order may be executed in a series of transactions at various prices the transactions will be allocated as to amount and price in a manner considered equitable to each account so that each receives, to the extent practicable, the average price for such transactions. Transactions will not be grouped unless it is the judgment of the Investment Manager that such aggregation is consistent with its duty to seek best execution (which includes the duty to seek best price) for the Fund and in each case the books and records of the Fund and any such other account will separately reflect, for each account the orders of which are aggregated, the securities held by and bought and sold for that account.


      The Investment Manager has a Code of Ethics governing personal securities transactions of its employees; see the Statement of Additional Information.


      As of the date of this Prospectus, Cendant Corporation is the sole shareholder of the Fund. Accordingly, Cendant Corporation and its respective affiliates directly or indirectly control the Fund.

                                    TAXES

      The Fund intends to qualify annually as a regulated investment company under Subchapter M of the Internal Revenue Code, however, it cannot give complete assurance that it will do so. As long as it so qualifies, it will not be subject to federal income taxes on its taxable income (including realized capital gains, if any) distributed to its shareholders. Consequently, the Fund intends to distribute annually to its shareholders substantially all of its net investment income and any capital gain net income (capital gains net of capital losses).

      The Fund declares dividends from net investment income annually and pays such dividends, if any, after year end. Distributions of capital gain net income will generally be made after the end of the fiscal year or as otherwise required for compliance with applicable tax regulations. Both dividends from net investment income and distributions of capital gain net income will be declared and paid to shareholders in additional shares of the Fund at net asset value on the record date of that dividend or distribution, except in the case of shareholders who elect a different available distribution method (see "Dividends and Distributions").

      The Fund will provide its shareholders with annual information on a timely basis concerning the federal tax status of dividends and distributions during the preceding calendar year.

      Dividends paid by the Fund from taxable net investment income and distributions of net short-term capital gains, whether paid in cash or reinvested in additional shares, will be taxable for federal income tax purposes to shareholders as ordinary income, and a portion may be eligible for the 70% dividends-received deduction for corporations. The percentage of the Fund's dividends eligible for such tax treatment may be less than 100% to the extent that less than 100% of the Fund's gross income consist of qualified dividends of domestic corporations. Distributions of net capital gains (the excess of net long-term capital gains over short-term capital losses) which are designated as capital gains distributions, whether paid in cash or reinvested in additional shares, will be taxable for federal income tax purposes to shareholders as long-term or mid-term capital gains, regardless of how long shareholders have held their shares, and are not eligible for the dividends-received deduction. If shares of the Fund which are sold at a loss have been held six months or less, the loss will be considered as a long-term capital loss to the extent of any capital gains distributions received.

      Dividends and other distributions and proceeds of redemptions of Fund shares paid to individuals and other nonexempt payees will be subject to a 31% federal backup withholding tax if the Fund is not provided with the shareholder's correct taxpayer identification number and certification that the shareholder is not subject to such backup withholding.

      The foregoing discussion relates only to generally applicable federal income tax provisions in effect as of the date of this Prospectus. Therefore, prospective shareholders are urged to consult their own tax advisors regarding tax matters, including state and local tax consequences.

                              DISTRIBUTION PLAN

      Pursuant to Rule 12b-1 under the Investment Company Act of 1940, the Fund has adopted a plan of distribution (the "Plan") under which the Fund may directly incur certain distribution-related expenses, including: payments to securities dealers and others who are engaged in the sale of shares of the Fund and who may be advising investors regarding the purchase, sale or retention of such shares; expenses of maintaining personnel who engage in or support distribution of shares or who render shareholder support services not otherwise provided by the Distributor; expenses of formulating and implementing marketing and promotional activities, including direct mail promotions and mass media advertising; expenses of preparing, printing and distributing sales literature and prospectuses and statements of additional information and reports for recipients other than existing shareholders of the Fund; expenses of obtaining such information, analyses and reports with respect to marketing and promotional activities as the Trust may, from time to time, deem advisable; and, any other expenses related to the distribution of the Fund's shares.

      The annual limitation for expenses pursuant to the Plan is .25% of the Fund's average daily net assets.

                           CALCULATION OF SHARE PRICE


      On each day that the Fund is open for business, the share price (net asset value) of the shares of the Fund is determined as of the close of the regular session of trading on the New York Stock Exchange (traditionally 4:00 p.m., Eastern time). The Fund is open for business on each day the New York Stock Exchange is open for business The net asset value per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund plus cash or other assets minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of the Fund, rounded to the nearest cent.


      Portfolio securities are valued as follows: (i) securities which are traded on stock exchanges or are quoted by NASDAQ are valued at the last reported sale price as of the close of the regular session of trading on the New York Stock Exchange on the day the securities are being valued, or, if not traded on a particular day, at the closing bid price, (ii) securities traded in the over-the-counter market, and which are not quoted by NASDAQ, are valued at the last sale price (or, if the last sale price is not readily available, at the last bid price as quoted by brokers that make markets in the securities) as of the close of the regular session of trading on the New York Stock Exchange on the day the securities are being valued, (iii) securities which are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market, and (iv) securities (and other assets) for which market quotations are not readily available are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees. The net asset value per share of the Fund will fluctuate with the value of the securities it holds.

                       CALCULATION OF PERFORMANCE DATA

      From time to time, in advertisements or in communications to shareholders or prospective investors, the Fund may compare its performance to that of other mutual funds with similar investment objectives, to rankings or averages such as those compiled by Lipper Analytical Services, Inc. for the capital appreciation category and/or to other financial alternatives.

      The Fund's average annual total return ("standard total return") is computed by determining the average annual compounded rate of return for a designated period that, if applied to a hypothetical $1,000 initial investment, would produce the redeemable value of that investment at the end of the period, assuming reinvestment of all dividends and distributions and with recognition of all recurring charges. Standard total return would be calculated for the periods specified in applicable regulations and may be accompanied by nonstandard total return information for differing periods computed in the same manner with or without annualizing the total return.

      The Fund's yield is computed by dividing the net investment income, after recognition of all recurring charges, per share earned during the most recent month or other specified thirty-day period by the net asset value per share on the last day of such period and annualizing the result.

      The standard total return and yield results do not take into account recurring and nonrecurring charges for optional services which only certain shareholders elect and which involve nominal fees, such as the fee for wire redemptions.

      Performance information may be useful in evaluating the Fund and for providing a basis for comparison with other financial alternatives. Since the performance of the Fund changes in response to fluctuations in economic and market conditions, interest rates and Fund expenses, among other things, no performance quotation should be considered a representation as to the Fund's performance for any future period. In addition, the net asset value of shares of the Fund will fluctuate so that shares of the Fund, when redeemed, may be worth more or less than their original cost.

                        KOBRICK-HFS EMERGING GROWTH FUND
                               101 Federal Street
                           Boston, Massachusetts 02110

                                   Prospectus

                            _______________, 1997


      The investment objective of Kobrick-HFS Emerging Growth Fund (the "Fund") is to provide growth in capital. In seeking to achieve its investment objective, the Fund invests primarily in equity securities of emerging growth and small capitalization companies.

      Kobrick-HFS Funds, Inc. (the "Investment Manager") serves as investment adviser to the Fund. The Investment Manager was organized in October, 1997, and its principals are Frederick R. Kobrick and Michael T. Carmen. Funds Distributor, Inc., 60 State Street, Suite 1300, Boston, MA 02109 serves as distributor (the "Distributor") of the Fund's shares.


      Shareholders may have their shares redeemed directly by the Fund at net asset value; redemptions processed through securities dealers may be subject to processing charges.

      There are risks in any investment program, including the risk of changing economic and market conditions, and there is no assurance that the Fund will achieve its investment objective. The net asset value of the Fund's shares fluctuates as market conditions change.

      Because of the Fund's investment policies, the Fund is subject to above-average risks. The Fund generally is designed for investors who want an aggressive investment and can tolerate volatility and possible losses. An investment in the Fund should be part of a balanced investment program which includes more conservative investments.

      This Prospectus sets forth concisely the information a prospective investor should know about the fund before investing. It should be retained for future reference. A Statement of Additional Information about the Fund dated ______________, 1997 has been filed with the Securities and Exchange Commission and (together with any supplement to it) is incorporated by reference into this Prospectus. It is available at no charge upon request to the Fund at the address indicated on the cover or by calling 1-888-KCFUND1 (1-888-523-8631).

      The Fund is a diversified series of Kobrick-HFS Investment Trust (the "Trust"), an open-end management investment company.

      THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED ON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

      THE FUND MAY ENGAGE IN SHORT-TERM TRADING, WHICH MAY BE CONSIDERED A SPECULATIVE ACTIVITY AND INVOLVE GREATER RISK AND ADDITIONAL COST TO THE FUND.

      SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY FINANCIAL INSTITUTION, ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND INVOLVE INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.

TABLE OF CONTENTS

Table of Expenses
The Fund's Investments
Limiting Investment Risk
How to Purchase Shares
How to Redeem Shares
Exchange Privileges
Shareholder Services
Dividends and Distributions
The Fund and its Shares
Management of the Fund
Taxes
Distribution Plan
Calculation of Share Price
Calculation of Performance Data

                              TABLE OF EXPENSES

Shareholder Transaction Expenses

      Sales Charge Imposed on Purchases.................................    None
      Sales Charge Imposed on Reinvested Dividends......................    None
      Deferred Sales Charge.............................................    None
      Redemption Fees (a)...............................................    None
      Exchange Fee .....................................................    None

Annual Fund Operating Expenses (estimated as a percentage of average net assets)

      Management Fees...................................................   1.00%
      12b-1 Fees........................................................   0.25%
      Other Expenses....................................................   0.50%
                                                                           -----

      Total Fund Operating Expenses.....................................   1.75%
                                                                           =====

-------------
(a) Remittance of redemption proceeds by wire is subject to a wire transfer fee (currently $10.00). Redemptions processed through securities dealers may be subject to a processing charge by such securities dealers.

EXAMPLE

      The following example illustrates the expenses that you would pay on a $1,000 investment in the Fund over various time periods assuming (1) a 5% annual rate of return, (2) the operating expenses listed in the table above remain the same through each of the periods, and (3) reinvestment of all dividends and capital gain distributions:

            After 1 year                  $18

            After 3 years                 $57

      THIS EXAMPLE SHOULD NOT BE CONSIDERED AS A REPRESENTATION OF PAST OR FUTURE RETURN OR EXPENSES. ACTUAL RETURN AND EXPENSES MAY BE GREATER OR LESS THAN SHOWN.

      The purpose of the tables above is to assist the investor in understanding the various costs and expenses that an investor will bear directly or indirectly. The percentage expense level shown in the table as "Other Expenses" is based on projected expenses for the current fiscal year ending September 30, 1998. Actual expense levels for the current fiscal year or for future years may vary from the amounts shown. For further information on management fees, see "Management of the Fund" and for further information on 12b-1 fees, see "Distribution Plan."

                             THE FUND'S INVESTMENTS


      The Fund's investment objective is to provide growth in capital. In seeking to achieve its investment objective, the Fund invests primarily in equity securities of emerging growth and small capitalization companies. The Fund is not intended to be a complete investment program, and there is no assurance that its investment objective can be achieved. The investment objective is a fundamental policy that may not be changed without approval of the Fund's shareholders.

      In seeking to achieve its investment objective, the Fund invests at least 65% of its total assets under normal circumstances in equity securities of small capitalization companies and companies in the emerging growth stage of development. A company's market capitalization is the total market value of its publicly traded equity securities. The Fund invests in companies with market capitalization ranging as high as those included in the Russell 2000 Growth Index, although the capitalizations or index could vary over time because of market conditions, changes in the parameters of indices, etc. While a company's market capitalization may be small at the time the Fund first invests in the company, the Fund may continue to hold and acquire shares of a company after its market capitalization increases.


      The Investment Manager considers emerging growth companies to be those companies which are less mature and have the potential to grow substantially faster than the economy. In selecting such investments, the Investment Manager considers a variety of factors, any one of which may be determinative. These include a company's expected growth in earnings, relative financial condition and cash flow, competitive position, management and business strategy, overall potential as an enterprise, entrepreneurial character, and new or innovative products, services or processes.

      The equity securities in which the Fund will invest consist of common stocks, or securities (preferred stock, bond and debentures) convertible into common stocks, or which carry the right to acquire equity securities (warrants). The Fund anticipates that more than half of the total value, at the time of investment, of the equity securities held by the Fund will be included on the National Association of Securities Dealers Automated Quotation ("NASDAQ") system or listed on a major securities exchange.

      Under normal circumstances, the Fund expects to be fully invested in equity securities as described above. However, the Fund may, consistent with its investment objective, invest at any time up to 35% of its total assets in other equity and debt securities, such as those issued by larger capitalization, more mature, or special situation companies, and U.S. Government securities. A special situation company is one which, because of unique circumstances such as, for example, a particular business niche it fills, is an attractive investment even though it is not a small capitalization issuer or in the emerging growth stage. The Fund may purchase investment grade debt (i.e., rated at the time of purchase AAA, AA, A or BBB categories by Standard & Poor's Corporation ("S&P") or Aaa, Aa, A or Baa categories by Moody's Investors Service, Inc. ("Moody's")), or securities that are not rated but considered by the Investment Manager to be of equivalent investment quality. The debt securities, which may have differing maturites and fixed or floating interest rates, will be U.S. Government securities or issued by larger capitalization issuers. For more information on debt ratings, see the Statement of Additional Information.

      Because the Fund invests primarily in small capitalization and emerging growth companies, an investment in the Fund involves greater than average risks and the value of the Fund's shares may fluctuate more widely than the value of shares of a fund that invests in larger, more established companies. Securities held by the Fund, particularly those traded over-the-counter, may have limited marketability and may be subject to more abrupt or erratic market movements over time than securities of larger, more seasoned companies or the market as a whole. The issuers of over-the-counter securities may have limited product lines, markets and financial resources, may be dependent on entrepreneurial management, typically reinvest most of their net income in the enterprise and typically do not pay dividends.

Investment Practices

General

      The Fund may engage in short-term trading of securities and reserves full freedom with respect to portfolio turnover. In periods when there are rapid changes in economic conditions or security price levels or when investment strategy changes significantly, portfolio turnover may be higher than during times of economic and market price stability or when investment strategy remains relatively constant. The Investment Manager currently anticipates that the portfolio turnover rate for the Fund will be between 100% and 150%. The Fund's portfolio turnover rate involves greater transaction costs, relative to other funds in general, and may have tax and other consequences as well. See the Statement of Additional Information.

      Because the Fund invests primarily in emerging growth companies, an investment in the Fund involves greater than average risks and the value of the Fund's shares may fluctuate more widely than the value of shares of a fund that invests in more established companies. Investments in emerging growth companies involve the additional risk if the unique circumstances on which the investment decisions are made turn out not to exist or come to fruition or not to be as important to the investment performance as perceived by the Investment Manager. Securities held by the Fund, particularly those traded over-the-counter, may have limited marketability and may be subject to more abrupt or erratic market movements over time than securities of larger, more seasoned companies or the market as a whole. The issuers of the over-the-counter securities may have limited product lines, markets and financial resources, may be dependent on entrepreneurial management, typically reinvest most of their net income in the enterprise and typically do not pay dividends.


Foreign Investments

      The Fund reserves the right to invest without limitation in securities of non-U.S. issuers directly, or indirectly in the form of American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") or similar securities representing interests in the securities of foreign issuers. Under current policy, however, the Fund limits such investments, including ADRs and EDRs, to a maximum of 35% of its total assets.

      ADRs are receipts, typically issued by a U.S. bank or trust company, which evidence ownership of underlying securities issued by a foreign corporation or other entity. EDRs are receipts issued in Europe which evidence a similar ownership arrangement. Generally, ADRs in registered form are designed for use in U.S. securities markets and EDRs are designed for use in European securities markets. The underlying securities are not always denominated in the same currency as the ADRs or EDRs. Although investment in the form of ADRs or EDRs facilitates trading in foreign securities, it does not mitigate all the risks associated with investing in foreign securities.

      ADRs are available through facilities which may be either "sponsored" or "unsponsored." In a sponsored arrangement, the foreign issuer establishes the facility, pays some or all of the depository's fees, and usually agrees to provide shareholder communications. In an unsponsored arrangement, the foreign issuer is not involved, and the ADR holders pay the fees of the depository. Sponsored ADRs are generally more advantageous to the ADR holders and the issuer than are unsponsored ADRs. More and higher fees are generally charged in an unsponsored program compared to a sponsored facility. Only sponsored ADRs may be listed on the New York or American Stock Exchanges. Unsponsored ADRs may prove to be more risky, due to (a) the additional costs involved to the Fund; (b) the relative illiquidity of the issue in U.S. markets ; and (c) the possibility of higher trading costs in the over-the-counter market as opposed to exchange based trading. The Fund will take these and other risk considerations into account before making an investment in an unsponsored ADR.

      The risks associated with investments in foreign securities include those resulting from fluctuations in currency exchange rates, revaluation of currencies, future political and economic developments, including the risks of nationalization or expropriation, the possible imposition of currency exchange blockages, higher operating expenses, foreign withholding and other taxes which may reduce investment return, reduced availability of public information concerning issuers, the difficulties in obtaining and enforcing a judgment against a foreign issuer and the fact that foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to domestic issuers. Moreover, securities of many foreign issuers may be less liquid and their prices more volatile than those of securities of comparable domestic issuers.

      It is anticipated that a majority of the foreign investments by the Fund will consist of securities of issuers in countries with developed economies. However, the Fund may also invest in the securities of issuers in countries with less developed economies as deemed appropriate by the Investment Manager, although the Fund does not presently expect to invest more than 5% of its total assets in issuers in such less developed countries. Such countries include countries that have any emerging stock market that trades a small number of securities; countries with low-to middle-income economies; and/or countries with economies that are based on only a few industries. Eastern European countries are considered to have less developed capital markets.

      For further information regarding foreign investments, see the Statement of Additional Information.

Currency Transactions

      In order to protect against the effect of uncertain future exchange rates on securities denominated in foreign currencies, the Fund may engage in currency exchange transactions either on a spot (i.e., cash) basis at the rate prevailing in the currency exchange market or by entering into forward contracts to purchase or sell currencies. Although such contracts tend to minimize the risk of loss resulting from a correctly predicted decline in value of hedged currency, they tend to limit any potential gain that might result should the value of such currency increase. In entering a forward currency transaction, the Fund is dependent upon the creditworthiness and good faith of the counterparty. The Fund will attempt to reduce the risks of nonperformance by a counterparty by dealing only with established, large institutions. For further information, see the Statement of Additional Information.


Other Investment Policies

      The Fund may lend portfolio securities with a value of up to 33 1/3 % of its total assets. The Fund will receive cash or cash equivalents (e.g., U.S. Government obligations) as collateral in an amount equal to at least 100% of the current market value of the loaned securities plus accrued interest. Collateral received by the Fund will generally be held in the form tendered, although cash may be invested in securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, irrevocable stand-by letters of credit issued by a bank, or any combination thereof. The investing of cash collateral received from loaning portfolio securities involves leverage which magnifies the potential for gain or loss on monies invested and, therefore, results in an increase in the volatility of the Fund's outstanding securities. Such loans may be terminated at any time.

      The Fund will retain most rights of ownership including rights to dividends, interest or other distributions on the loaned securities. Voting rights pass with the lending, although the Fund may call loans to vote proxies if desired. Should the borrower of the securities fail financially, there is a risk of delay in recovery of the securities or loss of rights in the collateral. Loans are made only to borrowers which are deemed by the Investment Manager to be of good financial standing.

      The Fund may, subject to certain limitations, buy and sell options, futures contracts and options on futures contracts on securities and securities indicies, enter into repurchase agreements and purchase securities on a "when issued" or forward commitment basis. The Fund may not establish a position in a commodity futures contract or purchase or sell a commodity option contract for other than bona fide hedging purposes if immediately thereafter the sum of the amount of initial margin deposits and premiums on open positions with respect to futures and options used for such nonhedging purposes would exceed 5% of the market value of the Fund's net assets; similar policies apply to options which are not commodities. The Fund may enter various forms of swap arrangements, which have simultaneously the characteristics of a security and futures contract, although the Fund does not presently expect to invest more than 5% of its total assets in such items. These swap arrangements include interest rate swaps, currency swaps and index swaps. See the Statement of Additional Information.

                            LIMITING INVESTMENT RISK

      In seeking to lessen investment risk, the Fund operates under certain fundamental and nonfundamental investment restrictions. Under the fundamental restrictions the Fund may not, among other things, (a) borrow money, except (i) from a bank, but not in an amount exceeding 1/3 of its total assets or (ii) for temporary purposes only, but not in an amount exceeding 5% of its total assets; or (b) invest more than 25% of the Fund's total assets in securities of issuers principally engaged in any one industry with certain designated exceptions such as in the case of the U.S. Government.

      The foregoing fundamental investment restrictions may not be changed except by vote of the holders of a majority of the outstanding voting securities of the Fund. The vote of a majority of the outstanding voting securities of the Fund means the vote (A) of 67% or more of the voting securities present at a meeting, if the holders of more than 50% of the outstanding voting securities of the Trust are present or represented by proxy; or (B) of more than 50% of the outstanding voting securities of the Trust, whichever is less.

      Under the nonfundamental investment restrictions, the Fund may not invest more than 15% of the Fund's net assets in illiquid securities, including repurchase agreements extending for more than seven days, and may not invest more than 10% of the Fund's net assets in restricted securities (excluding securities eligible for resale under Rule 144A under the Securities Act of

1933). Although many illiquid securities may also be restricted, and vice versa, compliance with each of these policies will be determined independently. Other nonfundamental investment restrictions include that, the Fund may not (a) purchase a security of any one issuer (other than the United States or its instrumentalities) if such purchase at the time would cause more than 10% of the Fund's total assets to be invested in the securities of such issuer; and (b) purchase for its portfolio a security of any one issuer if such purchase at the time thereof would cause more than 10% of any class of securities of such issuer to be held by the Fund. The foregoing nonfundamental investment restrictions may be changed by the Board of Trustees without a shareholder vote.


      For further information on the above and other fundamental and nonfundamental investment restrictions, see the Statement of Additional Information.

      The Fund may hold up to 100% of its assets in cash or certain short-term securities for temporary defensive purposes. The Fund will adopt a temporary defensive position when, in the opinion of the Investment Manager, such a position is more likely to provide protection against adverse market conditions than adherence to the Fund's other investment policies. To the extent that the Fund's assets are held in a temporary defensive position, the Fund will not be achieving its investment goals. The types of short-term instruments in which the Fund may invest for such purposes are, as more fully described in the Statement of Additional Information: securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, (U.S. Treasury bills, notes, bonds, Government National Mortgage Association certificates), custodial receipts, certificates of deposit, time deposits and banker's acceptances of certain qualified financial institutions and corporate commercial paper rated at least "A" by S&P or "Prime" by Moody's (or, if not rated, issued by companies having an outstanding long-term unsecured debt issue rated at least "A" by S&P or Moody's). See the Statement of Additional Information.

                             HOW TO PURCHASE SHARES

Initial Investment.


      Your initial investment in the Fund must be at least $2,500 ($1,000 for tax deferred retirement plans and accounts opened with the Automatic Investment
Plan). The Fund may, in the Investment Manager's sole discretion, accept certain accounts with less than the stated minimum initial investment. You may open an account and make an initial investment in the Fund by sending a completed and executed account application (a copy of which is enclosed with this prospectus) together with a check for the total purchase amount to one of the following addresses:

      First Class Mail: Kobrick-HFS Emerging Growth Fund
                        c/o State Street Bank and Trust Company
                        P.O. Box 8075
                        Boston, Massachusetts 02266-8075


      Overnight  Mail:  Kobrick-HFS Emerging Growth  Fund
                        c/o State Street Bank and Trust Company
                        Two Heritage Drive
                        Quincy, Massachusetts 02171-2144

      Checks should be in U.S. Dollars, drawn on a U.S. Bank and made payable to "Kobrick-HFS Emerging Growth Fund." You may also purchase shares by instructing your bank to wire transfer money to the Fund's custodian bank (not available for IRA accounts). Your bank may charge you a fee for sending the wire transfer. If you are opening a new account by wire transfer, you must first call the Fund at 1-888-KCFUND1 (1-888-523-8631) to request a new account number. The instructions for making a wire transfer are as follows:

      State Street Bank & Trust Company
      Attn:  Kobrick-HFS Emerging Growth Fund
      Boston, MA 02110
      Routing # 0110-0002-8
      Deposit DDA # 9905-343-1
      Specify the name and account number of your account


      Neither the Fund nor the Trust will be responsible for the consequences of delays, including delays in the banking or Federal Reserve wire transfer systems.

Subsequent Investments.

      Subsequent purchases of shares in the Fund may be made for a minimum of at least $50 per purchase (or such higher amount as the Investment Manager may from time to time determine) in any of the following ways:

      By Mail: You may send a check made payable to Kobrick-HFS Emerging Growth Fund with either the stub from your Fund account confirmation statement or a note indicating the amount of the purchase, your account number and the name in which your account is registered to Kobrick-HFS Emerging Growth Fund at one of the addresses listed above for initial investments.

      By Wire Transfer: You may instruct your bank to wire transfer money to the Fund's custodian bank (not available for IRA accounts). Your bank may charge you a fee for sending the wire transfer. Neither the Fund nor the Trust will be responsible for the consequences of delays, including delays in the banking or Federal Reserve wire transfer systems.


      By Telephone: If you have an established Fund account with established electronic transfer privileges, you may make electronic transfers from your designated bank account to purchase shares by calling the Fund at 1-888-KCFUND1 (1-888-523-8631) over the telephone. This election may be made on your initial application or by subsequently writing to the Fund, with your signature guaranteed (see further discussion below).


      By Automatic Investment: You can make subsequent investments automatically by electing the Automatic Investment Plan on your initial application or later upon request. Purchases may be made monthly or quarterly by automatically deducting $50.00 or more from your bank checking or savings account. The minimum initial investment required to establish an Automatic Investment Plan is $1,000. You may cancel the Automatic Investment Plan at any time and the Fund reserves the right to immediately terminate your Automatic Investment Plan in the event that any item is returned unpaid by your financial institution. The Fund reserves the right, upon 30 days written notice, to make reasonable charges for this service. Your bank or other financial institution may impose its own charge for debiting your account which would reduce your return from an investment in the Fund.

Exchange


      You may establish an account and make subsequent purchases of shares of the Fund by exchanging shares of other series of the Trust, which currently consists of the Kobrick-HFS Emerging Growth Fund, at net asset value. Shares of the Fund may also be purchased by exchanging your shares at net asset value for shares of the SSgA US Government Money Market Fund, a portfolio of the SSgA Funds. The establishment of an account and subsequent purchases are subject to the minimum requirements described above and to other restrictions described below under "Exchange Privileges." Purchases by exchange may be made by mail or by telephone in the manner described above. An exchange results in a sale of fund shares, which may cause you to recognize a capital gain or loss.


Points to Remember for all Initial and Subsequent Investments.

      Shares of the Fund are sold on a continuous basis at the net asset value next determined after receipt of a purchase order in good order by the Fund. Purchase orders received by the Fund's Transfer Agent, either directly or through a dealer, by the close of the regular session of trading on the New York Stock Exchange (traditionally, 4:00 p.m., Eastern time), are confirmed at the net asset value determined as of the close of the regular session of trading on the New York Stock Exchange on that day. It is the responsibility of dealers to transmit properly completed orders so that they will be received by the Fund's Transfer Agent by the close of the regular session of trading on the New York Stock Exchange on that day. Dealers may charge a fee for effecting purchase orders. Direct investments, or purchase orders through dealers, received by the Fund's Transfer Agent after the close of the regular session of trading on the New York Stock Exchange on that day are confirmed at the net asset value next determined on the following business day.

      You may purchase or redeem shares of the Fund through certain investment dealers, banks or other institutions. Any such purchase or redemption generally will not be effective until the order or request is received by the Fund; it is the responsibility of the dealer to transmit your order or request promptly. These institutions may impose charges for their services. You may purchase or redeem shares of the Fund directly from or with the Fund without imposition of any charges other than those described in this prospectus.


      The Fund will not accept cash, drafts, third party checks or checks drawn on banks outside of the United States. The Fund considers all requests for purchases, checks and other forms of payment to be received when they are received in good order by the Fund. Good order means, among other things, that the Fund has verified that your application is properly completed or your transaction request includes your Fund account number, the amount of the transaction (in dollars or shares), signatures of all owners exactly as registered on the account and any other supporting legal documentation that may be required. If your order to purchase shares of the Fund is canceled because your check does not clear, you will be responsible for any resulting expenses or fees incurred by the Fund or its Transfer Agent. Certain accounts (such as trust accounts, corporate accounts and custodial accounts) may be required to furnish additional documentation to make an initial investment.


                              HOW TO REDEEM SHARES

      You may redeem shares of the Fund on each day that the Trust is open for business. The Fund will make redemptions at the net asset value next calculated after your request is received in good order by the Transfer Agent. Redemptions must be for at least $250 or the balance of your investment in the Fund. Redemption proceeds will generally be sent within seven days after a request in good order is received. If you attempt to redeem shares within 15 days after they have been purchased, the Fund may delay payment of the redemption proceeds to you until it can verify the payment for the purchase of those shares has been (or will be) collected. To reduce such delays, the Fund recommends that you purchase your shares by certified check or wire.

      You may redeem shares in any of the following ways:

      By Mail: You may redeem all or any part of your shares upon your written request delivered to one of the following addresses:


      First Class Mail: Kobrick-HFS Emerging Growth  Fund
                        c/o State Street Bank and Trust Company
                        P.O. Box 8075
                        Boston, Massachusetts 02266-8075

      Overnight  Mail:  Kobrick-HFS Emerging Growth  Fund
                        c/o State Street Bank and Trust Company
                        Two Heritage Drive
                        Quincy, Massachusetts 02171-2144


      Your redemption request must include account number, transaction amount (in dollars or shares), signatures of all owners exactly as registered on the account, signature guarantees (if required, as described below) and any other supporting legal documentation. Once mailed to us, your redemption request is irrevocable and cannot be modified or canceled.

      By Telephone: You may redeem shares (for less than $50,000) by telephone by calling the Fund at 1-888-KCFUND1 (1-888-523-8631). Once made, your telephone request cannot be modified or canceled. You will automatically have the telephone redemption plan unless you decline it on your application. You may not redeem shares by telephone held in an IRA account.


      By Automatic Redemption: You may automatically redeem a fixed dollar amount of shares each month or quarter and have the proceeds sent by check to you or deposited by electronic transfer into your bank account by so electing on your new account purchase application or by contacting the Fund to establish such an arrangement. You can elect this feature only if the balance in the Fund is at least $10,000. You may cancel the

      Automatic Redemption Plan at any time. The Fund reserves the right, upon 30 days written notice, to cancel this Plan or to make reasonable charges for this service.

      Signature Guarantee: A request for redemption must be made in writing and include a signature guarantee if any of the following situations applies:

      o     You wish to redeem more than $50,000 worth of shares;

      o Your name has changed by marriage or divorce (send a letter indicating your account number and old and new names, signing the letter in both the old and new names and having both signatures guaranteed);

      o     Your address has changed within the last 30 days;

      o You have requested that the check be mailed to an address different from the one on your account (address of record);

      o You request that the check be made payable to someone other than the account owner; or

      o You are instructing the Fund to wire the proceeds to a bank or brokerage account and have not signed up for the telephone redemption by wire plan.

      You should be able to obtain a signature guarantee from a bank, broker-dealer, credit union (if authorized under state law), securities exchange or association, clearing agency or savings association. A notary public can't provide a signature guarantee.

      If you elect on your application to participate in the Redemption by Wire Plan or such request is subsequently made in writing accompanied by a signature guarantee, the proceeds of your redemption may be made by wire transfer to your existing account in any commercial bank or brokerage firm in the United States. If you request a redemption by wire, a processing fee (currently $10) will be deducted from the redemption proceeds. Your bank or brokerage firm may also impose a fee for processing the wire. In the event the wire transfer of funds is impossible or impractical, the redemption proceeds will be sent by mail to the designated account.

      Redemptions may be suspended or payment dates postponed on days when the New York Stock Exchange is closed (other than weekends or holidays), when trading on the New York Stock Exchange is restricted or as permitted by the Securities and Exchange Commission. Certain accounts (such as trust accounts, corporate accounts and custodial accounts) may be required to furnish additional documentation to complete a redemption. Call the Fund at 1-888-KCFUND1 (1-888-523-8631) for more information.

      If a check representing redemption proceeds cannot be delivered by the U.S. Postal Service or if your check remains uncashed for six months, the check will be canceled and the proceeds will be reinvested in your account at the then current net asset value, In addition, if you have an Automatic Redemption Plan, it will automatically be canceled and future withdrawals will be permitted only when requested.

      The Fund reserves the right at any time without prior written notice to suspend, limit, modify or terminate any redemption privilege or its use in any manner by any person. The Fund also reserves the right, due to the expenses of maintaining small accounts, to redeem shares in any account and send the proceeds to the owner if the shares in the account do not have a value of at least $2,500 ($1,000 for tax-deferred retirement plans and accounts opened with the Automatic Investment Plan). A shareholder would be notified that the account is below the minimum and allowed 30 days to bring the account value up to the minimum.

                             EXCHANGE PRIVILEGES


      Shares of the Fund may be exchanged for shares of other series of the Trust, which currently consists of the Kobrick-HFS Capital Fund, at net asset value. Shares of the Fund may also be exchanged for shares at net asset value of the SSgA US Government Money Market Fund, which is a portfolio of the SSgA Funds. The SSgA Funds is an open-end management investment company with multiple portfolios (commonly known as a mutual fund), advised by State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, and not affiliated with the Fund, the Trust, or the distributor of the Fund's shares. The SSgA US Government Money Market Fund's fundamental investment objective is to maximize current income to the extent consistent with the preservation of capital and liquidity, and the maintenance of a stable $1.00 per share net asset value, by investing in obligations of the US Government or its agencies or instrumentalities with remaining maturities of one year or less. Prior to making such an exchange, you should obtain and carefully read the prospectus for the SSgA US Government Money Market Fund. The exchange privilege does not constitute an offering or recommendation on the part of the Fund, the Trust or the distributor of the Fund's shares of an investment in the SSgA US government Money Market Fund. Investment in the SSgA Funds are neither insured nor guaranteed by the US Government. There is no assurance that the SSgA US Government Money Market Fund will maintain a stable net asset value of $1.00 per share.

      You may request an exchange by mail or by telephone by following the redemption procedures described above under "How to Redeem Shares" and indicating the shares of the fund to be purchased by exchange. Exchanges between accounts can be made only if the accounts are registered in the same name(s), address and social security or tax identification number. The Fund requires each exchange to be a minimum of $50 subject to any higher amount required by the fund in which the shares are being acquired. An exchange will be effected at the next determined net asset value after receipt of a request by the Fund. The Fund reserves the right to limit the number of times an exchange may be made by any shareholder within a specified period of time and the exchange privileges with respect to any or all of the funds may be terminated at any time.


      Exchanges are subject to applicable requirements, including any minimum initial investments and may only be made for shares of funds then offered for sale in your state of residence. The exchange privilege may be modified or terminated by the Board of Trustees upon 30 days prior notice to shareholders, provided that the Fund reserves the right at any time to limit the number of times an exchange may be made by any shareholder within a specified period of time. An exchange results in a sale of fund shares, which may cause you to recognize a capital gain or loss. Before making an exchange, contact the transfer agent to obtain a current prospectus and more information about exchanges among the funds. This exchange privilege is not an offering or recommendation of any other securities.

                              SHAREHOLDER SERVICES


      You may contact the Fund concerning your account or for additional information about the shareholder services described in this prospectus by calling 1-888-KCFUND1 (1-888-532-8631) during the Fund's business hours from 8:30 to 5:00 p.m., Eastern time, Monday through Friday. In addition to the Automatic Investment Plan, the Automatic Redemption Plan, the exchange privileges and the other services described in this prospectus, the Fund offers the following shareholder services:

      24 Hour Account Balances. You may obtain your account balances at any time by calling the Fund at 1-888-KCFUND1 (1-888-523-8631).

      Retirement Plans and IRA Accounts. Shares of the Fund may be purchased directly by existing retirement plans which allow such investments. In addition, qualified individuals may establish a regular IRA, Roth IRA or a 403(b) Plan to be funded with shares of the Fund. State Street Bank and Trust Company acts as custodian for any IRAs and 403(b) Plans thus created and you will be charged an annual custodian fee (currently $10). For further information, call the Fund at 1-888-KCFUND1 (1-888-523-8631).


      Direct Deposit Plans. Shares of the Fund may be purchased through direct deposit plans offered by certain employers and government agencies. These plans enable a shareholder to have all or a portion of his or her payroll or social security checks transferred automatically to purchase shares of the Fund. This plan can be established with a minimum initial investment of $1,000 and subsequent investments of at least $50. For more information please call the Fund at 1-888-KCFUND1 (1-888-532-8631).


      Reporting to Shareholders. You will receive a confirmation statement each time you purchase, redeem or exchange shares. Shares purchased by reinvestment of dividends and shares purchased or redeemed pursuant to an automatic plan will be confirmed to you quarterly. The Fund will send you quarterly reports showing the value of your account at the close of the preceding quarter and showing all distributions, purchases, exchanges and redemptions during the quarter. The Fund will provide you annually with tax information. There will also be sent to you audited annual financial statements and semi-annual financial reports on the Fund's operations and performance and a new prospectus each year.


      Telephone Transactions. As described in this prospectus, the Fund allows you to transact much of your business by telephone. Neither the Trust, the Fund, the Transfer Agent nor their respective officers, trustees, directors, employees or agents will be responsible for any losses, fees or expenses resulting from unauthorized transactions initiated by telephone if the Transfer Agent follows reasonable procedures designed to verify the identity of the caller. These procedures may include recording the call, requesting additional information and sending written confirmations of telephone transactions. You should verify the accuracy of telephone conversations immediately upon receipt of your confirmation.

                         DIVIDENDS AND DISTRIBUTIONS


      The Fund expects to distribute any net realized capital gains and net investment income at least once each year. The Investment Manager will determine the timing and the frequency of distributions of any net realized short-term capital gains. Distributions are paid according to one of the following options:


      Reinvestment            Option Income distributions and capital gains
                              distributions will automatically be reinvested in additional shares of the Fund.

      Income Option Income distributions and short-term capital gains distributions will be paid in cash to you; long-term capital gains distributions will automatically be reinvested in additional shares of the Fund.

      Cash Option Income distributions and capital gains distributions will be paid to you in cash.

      You should indicate your choice of option on your application. If no option is specified on your application, distributions will automatically be reinvested in additional shares of the Fund. All reinvestments will be based on the net asset value in effect on the record date of the distribution.

      If you select the Income Option or the Cash Option and the U.S. Postal Service cannot deliver your check or if your check remains uncashed for six months, the check will be canceled and the distributions may be reinvested in your account at the then current net asset value and your account will be converted to the Reinvestment Option.

                           THE FUND AND ITS SHARES

      The Fund was organized in October 1997 as a series of Kobrick-HFS Investment Trust, a Massachusetts business trust, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as an open-end management investment company. Kobrick-HFS Investment Trust was organized on October 10, 1997. The Trust may issue an unlimited number of shares, in one or more series, each with its own investment objectives, policies and restrictions, as the Board of Trustees may authorize. The Fund's fiscal year ends on September 30.

      Shares of the Trust have equal dividend, redemption and liquidation rights and when issued are fully paid and nonassessable by the Trust. Each share has one vote (with proportionate voting for fractional shares) irrespective of net asset value.

      Under the Master Trust Agreement of the Trust, no annual or regular meeting of shareholders is required. Thus, there will ordinarily be no shareholder meetings unless required by the Investment Company Act of 1940. Except as otherwise provided under said Act, the Board of Trustees will be a self-perpetuating body until fewer than 50% of the Trustees serving as such are Trustees who were elected by shareholders of the Trust. At that time a meeting of shareholders will be called to elect additional Trustees. Under the Master Trust Agreement, any Trustee may be removed by vote of two-thirds of the outstanding Trust shares; holders of 10% or more of the outstanding shares of the Trust can require that the Trustees call a meeting of shareholders for purposes of voting on the removal of one or more Trustees. In connection with such meetings called by shareholders, shareholders will be assisted in shareholder communications to the extent required by applicable law.


      Under Massachusetts law, the shareholders of the Trust could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Master Trust Agreement of the Trust disclaims shareholder liability for acts or obligations of the Trust and provides for indemnification for all losses and expenses of any shareholder of the Trust held personally liable for the obligations of the Trust. Thus, the risk of a shareholder's incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust would be unable to meet its obligations. The Investment Manager believes that, in view of the above, the risk of personal liability to shareholders is remote.

                             MANAGEMENT OF THE FUND

      Under the provisions of the Master Trust Agreement and the laws of Massachusetts, primary responsibility for the management and supervision of the Fund rests with the Trustees.

      The Fund's investment manager is Kobrick-HFS Funds, Inc., 101 Federal Street, Boston, Massachusetts 02110. The Investment Manager is charged with the overall responsibility for managing the investments and business affairs of the Fund, subject to the authority of the Board of Trustees.


      Kobrick-HFS Funds, Inc. was founded in October, 1997 principally by Frederick R. Kobrick and Michael T. Carmen. Cendant Corporation of Parsippany, New Jersey, also has an interest in non-voting preferred stock of the Investment Manager and warrants which, if exercised, could result in Cendant Corporation owning a majority of the total common stock in the Investment Manager.. Messrs. Kobrick and Carmen have combined over 25 years of experience in the management of investments under objectives similar to those of the Fund.

      The Fund's portfolio manager is Frederick R. Kobrick, who for the 12 years immediately prior to becoming President of Kobrick-HFS Funds Inc. was an equity portfolio manager at State Street Research & Management Company where he served as Senior Vice President since 1989 and as a member of the firm's Equity Investment Committee since 1985. Mr. Kobrick has investment discretion over the entire portfolio of the Fund. The portfolio manager may use a team approach on behalf of the Fund and delegate purchase and sale authority for portions of the portfolio to Mr. Carmen and to others.


      Under the Investment Advisory Agreement between the Trust and the Investment Manager, the Fund pays a monthly management fee to the Investment Manager. The management fee is equal to 1.00% of the average of the values of the net assets of the Fund as determined at the close of each business day during the month.

      In addition to the management fee, the Fund is responsible for the payment of all operating expenses, including fees and expenses in connection with membership in investment company organizations, brokerage fees and commissions, legal, auditing and accounting expenses, expenses of registering shares under federal and state securities laws, expenses related to the distribution of the Fund's shares (which expenses will be paid from the 12b-1 fees under the Distribution Plan; see "Distribution Plan"), insurance expenses, taxes or governmental fees, fees and expenses of the custodian, transfer agent, administrator, and accounting and pricing agent of the Fund, fees and expenses of members of the Board of Trustees who are not interested persons of the Trust, the cost of preparing and distributing prospectuses, statements, reports and other documents to shareholders, expenses of shareholders' meetings and proxy solicitations, and such extraordinary or non-recurring expenses as may arise, including litigation to which the Fund may be a party and indemnification of the Trust's officers and Trustees with respect thereto.

      The Investment Advisory Agreement provides that the Investment Manager shall furnish the Trust with suitable office space and facilities and such management, investment advisory, statistical and research facilities and services as may be required from time to time by the Trust and the Fund is responsible for its other expenses and services. In view of the requirements for management of the Fund's particular investment program, this fee is higher than those charges for many other funds.


      Messrs. Kobrick and Carmen, in addition to serving as the senior officers of the Investment Manager, are also the principals in a private investment partnership, and may act in that capacity with respect to other similar investment partnerships. One or more of such accounts, may from time to time, purchase or sell securities or have securities under consideration for purchase or sale that are also being sold or purchased or considered for sale or purchase by the Fund. In those instances where securities transactions are carried on at the same time on behalf of the Fund and such other accounts, transactions in such securities for such accounts may be grouped with securities transactions carried out on behalf of the Fund. The practice of grouping orders of various accounts will be followed to get the benefit of best prices or commission rates. In certain cases where the aggregate order may be executed in a series of transactions at various prices the transactions will be allocated as to amount and price in a manner considered equitable to each account so that each receives, to the extent practicable, the average price for such transactions. Transactions will not be grouped unless it is the judgment of the Investment Manager that such aggregation is consistent with its duty to seek best execution (which includes the duty to seek best price) for the Fund and in each case the books and records of the Fund and any such other account will separately reflect, for each account the orders of which are aggregated, the securities held by and bought and sold for that account.


      The Investment Manager has a Code of Ethics governing personal securities transactions of its employees; see the Statement of Additional Information.


      As of the date of this Prospectus, Cendant Corporation is the sole shareholder of the Fund. Accordingly, Cendant Corporation and its respective affiliates directly or indirectly control the Fund.

                                    TAXES

      The Fund intends to qualify annually as a regulated investment company under Subchapter M of the Internal Revenue Code, however, it cannot give complete assurance that it will do so. As long as it so qualifies, it will not be subject to federal income taxes on its taxable income (including realized capital gains, if any) distributed to its shareholders. Consequently, the Fund intends to distribute annually to its shareholders substantially all of its net investment income and any capital gain net income (capital gains net of capital losses).

      The Fund declares dividends from net investment income annually and pays such dividends, if any, after year end. Distributions of capital gain net income will generally be made after the end of the fiscal year or as otherwise required for compliance with applicable tax regulations. Both dividends from net investment income and distributions of capital gain net income will be declared and paid to shareholders in additional shares of the Fund at net asset value on the record date of that dividend or distribution, except in the case of shareholders who elect a different available distribution method (see "Dividends and Distributions").

      The Fund will provide its shareholders with annual information on a timely basis concerning the federal tax status of dividends and distributions during the preceding calendar year.

      Dividends paid by the Fund from taxable net investment income and distributions of net short-term capital gains, whether paid in cash or reinvested in additional shares, will be taxable for federal income tax purposes to shareholders as ordinary income, and a portion may be eligible for the 70% dividends-received deduction for corporations. The percentage of the Fund's dividends eligible for such tax treatment may be less than 100% to the extent that less than 100% of the Fund's gross income consist of qualified dividends of domestic corporations. Distributions of net capital gains (the excess of net long-term capital gains over short-term capital losses) which are designated as capital gains distributions, whether paid in cash or reinvested in additional shares, will be taxable for federal income tax purposes to shareholders as long-term or mid-term capital gains, regardless of how long shareholders have held their shares, and are not eligible for the dividends-received deduction. If shares of the Fund which are sold at a loss have been held six months or less, the loss will be considered as a long-term capital loss to the extent of any capital gains distributions received.

      Dividends and other distributions and proceeds of redemptions of Fund shares paid to individuals and other nonexempt payees will be subject to a 31% federal backup withholding tax if the Fund is not provided with the shareholder's correct taxpayer identification number and certification that the shareholder is not subject to such backup withholding.

      The foregoing discussion relates only to generally applicable federal income tax provisions in effect as of the date of this Prospectus. Therefore, prospective shareholders are urged to consult their own tax advisors regarding tax matters, including state and local tax consequences.

                              DISTRIBUTION PLAN

      Pursuant to Rule 12b-1 under the Investment Company Act of 1940, the Fund has adopted a plan of distribution (the "Plan") under which the Fund may directly incur certain distribution-related expenses, including: payments to securities dealers and others who are engaged in the sale of shares of the Fund and who may be advising investors regarding the purchase, sale or retention of such shares; expenses of maintaining personnel who engage in or support distribution of shares or who render shareholder support services not otherwise provided by the Distributor; expenses of formulating and implementing marketing and promotional activities, including direct mail promotions and mass media advertising; expenses of preparing, printing and distributing sales literature and prospectuses and statements of additional information and reports for recipients other than existing shareholders of the Fund; expenses of obtaining such information, analyses and reports with respect to marketing and promotional activities as the Trust may, from time to time, deem advisable; and, any other expenses related to the distribution of the Fund's shares.

      The annual limitation for expenses pursuant to the Plan is .25% of the Fund's average daily net assets.

                           CALCULATION OF SHARE PRICE


      On each day that the Fund is open for business, the share price (net asset value) of the shares of the Fund is determined as of the close of the regular session of trading on the New York Stock Exchange (traditionally 4:00 p.m., Eastern time). The Fund is open for business on each day the New York Stock Exchange is open for business The net asset value per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund plus cash or other assets minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of the Fund, rounded to the nearest cent.


      Portfolio securities are valued as follows: (i) securities which are traded on stock exchanges or are quoted by NASDAQ are valued at the last reported sale price as of the close of the regular session of trading on the New York Stock Exchange on the day the securities are being valued, or, if not traded on a particular day, at the closing bid price, (ii) securities traded in the over-the-counter market, and which are not quoted by NASDAQ, are valued at the last sale price (or, if the last sale price is not readily available, at the last bid price as quoted by brokers that make markets in the securities) as of the close of the regular session of trading on the New York Stock Exchange on the day the securities are being valued, (iii) securities which are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market, and (iv) securities (and other assets) for which market quotations are not readily available are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees. The net asset value per share of the Fund will fluctuate with the value of the securities it holds.

                       CALCULATION OF PERFORMANCE DATA

      From time to time, in advertisements or in communications to shareholders or prospective investors, the Fund may compare its performance to that of other mutual funds with similar investment objectives, to rankings or averages such as those compiled by Lipper Analytical Services, Inc. for the small capitalization category and/or to other financial alternatives.

      The Fund's average annual total return ("standard total return") is computed by determining the average annual compounded rate of return for a designated period that, if applied to a hypothetical $1,000 initial investment, would produce the redeemable value of that investment at the end of the period, assuming reinvestment of all dividends and distributions and with recognition of all recurring charges. Standard total return would be calculated for the periods specified in applicable regulations and may be accompanied by nonstandard total return information for differing periods computed in the same manner with or without annualizing the total return.

      The Fund's yield is computed by dividing the net investment income, after recognition of all recurring charges, per share earned during the most recent month or other specified thirty-day period by the net asset value per share on the last day of such period and annualizing the result.

      The standard total return and yield results do not take into account recurring and nonrecurring charges for optional services which only certain shareholders elect and which involve nominal fees, such as the fee for wire redemptions.

      Performance information may be useful in evaluating the Fund and for providing a basis for comparison with other financial alternatives. Since the performance of the Fund changes in response to fluctuations in economic and market conditions, interest rates and Fund expenses, among other things, no performance quotation should be considered a representation as to the Fund's performance for any future period. In addition, the net asset value of shares of the Fund will fluctuate so that shares of the Fund, when redeemed, may be worth more or less than their original cost.

                          KOBRICK-HFS INVESTMENT TRUST

                       STATEMENT OF ADDITIONAL INFORMATION

                                   _______, 1997

                            Kobrick-HFS Capital Fund
                        Kobrick-HFS Emerging Growth Fund


This Statement of Additional Information is not a prospectus. It should be read in conjunction with the Prospectus of the applicable Fund of Kobrick-HFS Investment Trust dated _______, 1997. A copy of a Fund's Prospectus can be obtained by writing the Trust at Boston Financial Data Services, Inc. Two Heritage Drive, Quincy, Massachusetts 02171, or by calling the Trust nationwide toll-free 800-523-8631.

                       STATEMENT OF ADDITIONAL INFORMATION

                          Kobrick-HFS Investment Trust
                               101 Federal Street
                           Boston, Massachusetts 02110

                                TABLE OF CONTENTS
                                                                            PAGE

THE TRUST.................................................................    1

ADDITIONAL INFORMATION CONCERNING
CERTAIN INVESTMENT TECHNIQUES ............................................

DEBT INSTRUMENTS AND PERMITTED CASH INVESTMENTS ..........................

QUALITY RATINGS OF CORPORATE BONDS AND PREFERRED STOCKS...................

INVESTMENT LIMITATIONS ...................................................

TRUSTEES AND OFFICERS.....................................................

THE INVESTMENT ADVISER ...................................................

DISTRIBUTION PLAN ........................................................

SECURITIES TRANSACTIONS...................................................

PORTFOLIO TURNOVER .......................................................

CALCULATION OF SHARE PRICE ...............................................

TAXES.....................................................................

REDEMPTION IN KIND .......................................................

HISTORICAL PERFORMANCE INFORMATION .......................................

CUSTODIAN.................................................................

AUDITORS .................................................................

TRANSFER AGENT............................................................

DISTRIBUTOR...............................................................

STATEMENTS OF ASSETS AND LIABILITIES .....................................

      THE TRUST

      Kobrick-HFS Investment Trust (the "Trust") was organized as a Massachusetts business trust on October 10, 1997. The Trust currently offers two series of shares to investors: the Kobrick-HFS Capital Fund and the Kobrick-HFS Emerging Growth Fund (referred to individually as a "Fund" and collectively as the "Funds"). Each Fund has its own investment objective and policies.

      Each share of a Fund represents an equal proportionate interest in the assets and liabilities belonging to that Fund with each other share of that Fund and is entitled to such dividends and distributions out of the income belonging to the Fund as are declared by the Trustees. The shares do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have the authority from time to time to divide or combine the shares of any Fund into a greater or lesser number of shares of that Fund so long as the proportionate beneficial interest in the assets belonging to that Fund and the rights of shares of any other Fund are in no way affected. In case of any liquidation of a Fund, the holders of shares of the Fund being liquidated will be entitled to receive as a class a distribution out of the assets, net of the liabilities, belonging to that Fund. Expenses attributable to any Fund are borne by that Fund. Any general expenses of the Trust not readily identifiable as belonging to a particular Fund are allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable. Generally, the Trustees allocate such expenses on the basis of relative net assets or number of shareholders. No shareholder is liable to further calls or to assessment by the Trust without his express consent.

      Under Massachusetts law, under certain circumstances, shareholders of a Massachusetts business trust could be deemed to have the same type of personal liability for the obligations of the Trust as does a partner of a partnership. However, numerous investment companies registered under the Investment Company Act of 1940 have been formed as Massachusetts business trusts and the Trust is not aware of any instance where such result has occurred. In addition, the Master Trust Agreement disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the Trustees. The Master Trust Agreement also provides for the indemnification out of the Trust property for all losses and expenses of any shareholder held personally liable for the obligations of the Trust. Moreover, it provides that the Trust will, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Trust and satisfy any judgment thereon. As a result, and particularly because the Trust assets are readily marketable and ordinarily substantially exceed liabilities, management believes that the risk of shareholder liability is slight and limited to circumstances in which the Trust itself would be unable to meet its obligations. Management believes that, in view of the above, the risk of personal liability is remote.

      ADDITIONAL INFORMATION CONCERNING
      CERTAIN INVESTMENT TECHNIQUES

      Among other investments described below, each Fund may buy and sell domestic and foreign options, futures contracts, and options on futures contracts with respect to securities, securities indices, and currencies, and may enter into closing transactions with respect to each of the foregoing, and invest in other derivatives, under circumstances in which such instruments and techniques are expected by Kobrick-HFS Funds, Inc. (the "Investment Manager") to aid in achieving the investment objective of the Funds. Each Fund on occasion may also purchase instruments with characteristics of both futures and securities (e.g., debt instruments with interest and principal payments determined by reference to the value of a commodity or a currency at a future time) and which, therefore, possess the risks of both futures and securities investments.

Futures Contracts

      Futures contracts are publicly traded contracts to buy or sell underlying assets, such as certain securities, currencies, or an index of securities, at a future time at a specified price. A contract to buy establishes a "long" position while a contract to sell establishes a "short" position.

      The purchase of a futures contract on securities or an index of securities normally enables a buyer to participate in the market movement of underlying asset or index after paying a transaction charge and posting margin in an amount equal to a small percentage of the value of the underlying asset or index. Each Fund will initially be required to deposit with the Trust's custodian or the broker effecting the futures transaction an amount of "initial margin" in cash or U.S. Treasury obligations.

      Initial margin in futures transactions is different from margin in securities transactions in that the former does not involve the borrowing of funds by the customer to finance the transaction. Rather, the initial margin is like a performance bond or good faith deposit on the contract. Subsequent payments (called "maintenance margin") to and from the broker will be made on a daily basis as the price of the underlying assets fluctuates. This process is known as "marking to market." For example, when a Fund has taken a long position in a futures contract and the value of the underlying asset has risen, that position will have increased in value and the applicable Fund will receive from the broker a maintenance margin payment equal to the increase in value of the underlying asset. Conversely, when a Fund has taken a long position in a futures contract and the value of the underlying instrument has declined, the position would be less valuable, and the applicable Fund would be required to make a maintenance margin payment to the broker.

      At any time prior to expiration of the futures contract, the Fund may elect to close the position by taking an opposite position which will terminate the Fund's position in the futures contract. A final determination of maintenance margin is then made, additional cash is required to be paid by or released to the Fund, and the Fund realizes a loss or a gain. While futures contracts with respect to securities do provide for the delivery and acceptance of such securities, such delivery and acceptance are seldom made.

      Futures contracts will be executed primarily (a) to establish a short position, and thus protect the Fund from experiencing the full impact of an expected decline in market value of portfolio holdings without requiring the sale of holdings, or (b) to establish a long position, and thus to participate in an expected rise in market value of securities or currencies which the Fund intends to purchase. Subject to the limitations described below, each Fund may also enter into futures contracts for purposes of enhancing return. In transactions establishing a long position in a futures contract, money market instruments equal to the face value of the futures contract will be identified by the Fund to the Trust's custodian for maintenance in a separate account to insure that the use of such futures contracts is unleveraged. Similarly, a representative portfolio of securities having a value equal to the aggregate face value of the futures contract will be identified with respect to each short position. Each Fund will employ any other appropriate method of cover which is consistent with applicable regulatory and exchange requirements.

Options on Securities

      Each Fund may use options on securities to implement its investment strategy. A call option on a security, for example, gives the purchaser of the option the right to buy, and the writer the obligation to sell, the underlying asset at the exercise price during the option period. Conversely, a put option on a security gives the purchaser the right to sell, and the writer the obligation to buy, the underlying asset at the exercise price during the option period.

      Purchased options have defined risk, i.e., the premium paid for the option, no matter how adversely the price of the underlying asset moves, while affording an opportunity for gain corresponding to the increase or decrease in the value of the optioned asset.

      Written options have varying degrees of risk. An uncovered written call option theoretically carries unlimited risk, as the market price of the underlying asset could rise far above the exercise price before its expiration. This risk is tempered when the call option is covered, i.e., when the option writer owns the underlying asset. In this case, the writer runs the risk of the lost opportunity to participate in the appreciation in value of the asset rather than the risk of an out-of-pocket loss. A written put option has defined risk, i.e., the difference between the agreed-upon price that a Fund must pay to the buyer upon exercise of the put and the value, which could be zero, of the asset at the time of exercise.

      The obligation of the writer of an option continues until the writer effects a closing purchase transaction or until the option expires. To secure his obligation to deliver the underlying asset in the case of a call option, or to pay for the underlying asset in the case of a put option, a covered writer is required to deposit in escrow the underlying security or other assets in accordance with the rules of the' applicable clearing corporation and exchanges.

Options on Securities Indices

      Each Fund may engage in transactions in call and put options on securities indices. For example, a Fund may purchase put options on indices of securities in anticipation of or during a market decline to attempt to offset the decrease in market value of its securities that might otherwise result.

      Put options on indices of securities are similar to put options on the securities themselves except that the delivery requirements are different. Instead of giving the right to make delivery of a security at a specified price, a put option on an index of securities gives the holder the right to receive an amount of cash upon exercise of the option if the value of the underlying index has fallen below the exercise price. The amount of cash received will be equal to the difference between the closing price of the index and the exercise price of the option expressed in dollars times a specified multiple. As with options on securities, a Fund may offset its position in index options prior to expiration by entering into a closing transaction on an exchange or it may let the option expire unexercised.

      A securities index assigns relative values to the securities included in the index and the index options are based on a broad market index. Although there are at present few available options on indices of fixed income securities, other than tax-exempt securities, or futures and related options based on such indices, such instruments may become available in the future. In connection with the use of such options, a Fund may cover its position by identifying a representative portfolio of securities having a value equal to the aggregate face value of the option position taken. However, a Fund may employ any appropriate method to cover its positions that is consistent with applicable regulatory and exchange requirements.

Options on Futures Contracts

      An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option.

Options Strategy

      A basic option strategy for protecting a Fund against a decline in securities prices could involve (a) the purchase of a put - - thus "locking in" the selling price of the underlying securities or securities indices -- or (b) the writing of a call on securities or securities indices held by the Fund - -thereby generating income (the premium paid by the buyer) by giving the holder of such call the option to buy the underlying asset at a fixed price. The premium will offset, in whole or in part, a decline in portfolio value; however, if prices of the relevant securities or securities indices rose instead of falling, the call might be exercised, thereby resulting in a potential loss of appreciation in the underlying securities or securities indices.

      A basic option strategy when a rise in securities prices is anticipated is the purchase of a call - - thus "locking in" the purchase price of the underlying security or other asset. In transactions involving the purchase of call options by a Fund, money market instruments equal to the aggregate exercise price of the options will be identified by the Fund to the Trust's custodian to insure that the use of such investments is unleveraged.

      Each Fund may write options in connection with buy-and-write transactions; that is, the Fund may purchase a security and concurrently write a call option against that security. If the call option is exercised in such a transaction, the Fund's maximum gain will be the premium received by it for writing the option, adjusted upward or downward by the difference between the Fund's purchase price of the security and the exercise price of the option. If the option is not exercised and the price of the underlying security declines, the amount of such decline will be offset in part, or entirely, by the premium received.

      The writing of covered put options is similar in terms of risk/return characteristics to buy-and-write transactions. If the market price of the underlying security rises or otherwise is above the exercise price, the put option will expire worthless and the Fund's gain will be limited to the premium received. If the market price of the underlying security declines or otherwise is below the exercise price, the Fund's return will be the premium received from writing the put option minus the amount by which the market price of the security is below the exercise price.

Limitations and Risks of Options and Futures Activity

      Each Fund will engage in transactions in futures contracts or options only as a hedge against changes resulting from market conditions which produce changes in the values of its securities or the securities which it intends to purchase (e.g., to replace portfolio securities which will mature in the near future) or subject to the limitations described below, to enhance return. No Fund will purchase any futures contract or purchase any call option if, immediately thereafter, more than one third of such Fund's net assets would be represented by long futures contracts or call options. No Fund will write a covered call or put option if, immediately thereafter, the aggregate value of the assets (securities in the case of written calls and cash or cash equivalents in the case of written puts) underlying all such options, determined as of the dates such options were written, would exceed 25% of such Fund's net assets. In addition, no Fund may establish a position in a commodity futures contract or purchase or sell a commodity option contract for other than bona fide hedging purposes if immediately thereafter the sum of the amount of initial margin deposits and premiums required to establish such positions for such nonhedging purposes would exceed 5% of the market value of such Fund's net assets.

      Although effective hedging can generally capture the bulk of a desired risk adjustment, no hedge is completely effective. A Fund's ability to hedge effectively through transactions in futures and options depends on the degree to which price movements in its holdings correlate with price movements of the futures and options.

      Some positions in futures and options may be closed out only on an exchange which provides a secondary market therefor. There can be no assurance that a liquid secondary market will exist for any particular futures contract or option at any specific time. Thus, it may not be possible to close such an option or futures position prior to maturity. The inability to close options and futures positions also could have an adverse impact on the Fund's ability to effectively hedge its securities and might in some cases require the Fund to deposit cash to meet applicable margin requirements. The Funds will enter into an option or futures position only if it appears to be a liquid investment.

      Each Fund has undertaken with a state securities authority that, for so long as its shares are required to be registered for sale in such state, the Fund will invest only in options and futures that are issued by the Options Clearing Corporation or offered through the facilities of a national securities association or listed on a national securities or commodities exchange, except that a Fund may invest in unlisted options or futures when the desired options or futures are unavailable on a national securities or commodities exchange. Furthermore, each Fund will engage in such transactions in unlisted options or futures only with dealers who have high credit standing as determined by the Investment Manager.

Foreign Investments

      To the extent a Fund invests in securities of issuers in less developed countries or emerging foreign markets, it will be subject to a variety of additional risks, including risks associated with political instability, economies based on relatively few industries, lesser market liquidity, high rates of inflation, significant price volatility of portfolio holdings and high levels of external debt in the relevant country.

      Although each Fund may invest in securities denominated in foreign currencies, each Fund values its securities and other assets in U.S. dollars. As a result, the net asset value of a Fund's shares may fluctuate with U.S. dollar exchange rates as well as with price changes of the Fund's securities in the various local markets and currencies. Thus, an increase in the value of the U.S. dollar compared to the currencies in which a Fund makes its investments could reduce the effect of increases and magnify the effect of decreases in the prices of the Fund's securities in their local markets. Conversely, a decrease in the value of the U.S. dollar will have the opposite effect of magnifying the effect of increases and reducing the effect of decreases in the prices of a Fund's securities in the local markets.

Currency Transactions

      Each Fund's dealings in forward currency exchange contracts will be limited to hedging involving either specific transactions or aggregate portfolio positions. A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are not commodities and are entered into in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. Although spot and forward contracts will be used primarily to protect the Fund from adverse currency movements, they also involve the risk that anticipated currency movements will not be accurately predicted, which may result in losses to each Fund. This method of protecting the value of a Fund's portfolio securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange that can be achieved at some future point in time. Although such contracts tend to minimize the risk of loss due to a decline in the value of hedged currency, they tend to limit any potential gain that might result should the value of such currency increase.

Repurchase Agreements


      Each Fund may enter into repurchase agreements. Repurchase agreements occur when a Fund acquires a security and the seller, which may be either (i) a primary dealer in U.S. Government securities or (ii) an FDIC-insured bank having gross assets in excess of $500 million, simultaneously commits to repurchase it at an agreed-upon price on an agreed-upon date within a specified number of days (usually not more than seven) from the date of purchase. The repurchase price reflects the purchase price plus an agreed-upon market rate of interest which is unrelated to the coupon rate or maturity of the acquired security. A Fund will only enter into repurchase agreements involving U.S. Government securities. Repurchase agreements could involve certain risks in the event of default or insolvency of the other party, including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities. Repurchase agreements will be limited to 30% of each Fund's total assets, except that repurchase agreements extending for more than seven days when combined with other illiquid securities will be limited to 15% of each Fund's total assets.


Reverse Repurchase Agreements

      Each Fund may enter into reverse repurchase agreements. However, a Fund may not engage in reverse repurchase agreements in excess of 5% of the applicable Fund's total assets. In a reverse repurchase agreement the Fund transfers possession of a portfolio instrument to another person, such as a financial institution, broker or dealer, in return for a percentage of the instrument's market value in cash, and agrees that on a stipulated date in the future the Fund will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed-upon rate. The ability to use reverse repurchase agreements may enable, but does not ensure the ability of, a Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous.

      When effecting reverse repurchase agreements, assets of the applicable Fund in a dollar amount sufficient to make payment of the obligations to be purchased are segregated on the applicable Fund's records at the trade date and maintained until the transaction is settled.

Swap Arrangements

      Each Fund may enter into various forms of swap arrangements with counterparties with respect to interest rates, currency rates or indices, including purchase of caps, floors and collars as described below. In an interest rate swap a Fund could agree for a specific period to pay a bank or investment banker the floating rate of interest on a so-called notional principal amount (i.e., an assumed figure selected by the parties for this purpose) in exchange for agreement by the bank or investment banker to pay the Fund a fixed rate of interest on the notional principal amount. In a currency swap a Fund would agree with the other party to exchange cash flows based on the relative differences in values of a notional amount of two (or more) currencies; in an index swap, a Fund would agree to exchange cash flows on a notional amount based on changes in the values of the selected indices. Purchase of a cap entitles the purchaser to receive payments from the seller on a notional amount to the extent that the selected index exceeds an agreed upon interest rate or amount whereas purchase of a floor entitles the purchaser to receive such payments to the extent the selected index falls below an agreed upon interest rate or amount. A collar combines a cap and a floor.

      Most swaps entered into by a Fund will be on a net basis; for example, in an interest rate swap, amounts generated by application of the fixed rate and the floating rate to the notional principal amount would first offset one another, with the Fund either receiving or paying the difference between such amounts. In order to be in a position to meet any obligations resulting from swaps, the applicable Fund will set up a segregated custodial account to hold appropriate liquid assets, including cash; for swaps entered into on a net basis, assets will be segregated having a daily net asset value equal to any excess of the applicable Fund's accrued obligations over the accrued obligations of the other party, while for swaps on other than a net basis assets will be segregated having a value equal to the total amount of the applicable Fund's obligations.

      These arrangements will be made primarily for hedging purposes, to preserve the return on an investment or on a portion of the applicable Fund's portfolio. However, a Fund may enter into such arrangements for income purposes to the extent permitted by the Commodities Futures Trading Commission for entities which are not commodity pool operators, such as the Fund. In entering a swap arrangement, a Fund is dependent upon the creditworthiness and good faith of the counterparty. Each Fund attempts to reduce the risks of nonperformance by the counterparty by dealing only with established, reputable institutions. The swap market is still relatively new and emerging; positions in swap arrangements may become illiquid to the extent that nonstandard arrangements with one counterparty are not readily transferable to another counterparty or if a market for the transfer of swap positions does not develop. The use of interest rate swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Investment Manager is incorrect in its forecasts of market values, interest rates and other applicable factors, the investment performance of the applicable Fund would diminish compared with what it would have been if these investment techniques were not used. Moreover, even if the Investment Manager is correct in its forecast, there is a risk that the swap position may correlate imperfectly with the price of the asset or liability being hedged.

When-Issued Securities

      Each Fund may purchase "when-issued" equity securities, which are traded on a price basis prior to actual issuance. Such purchases will be made only to achieve a Fund's investment objective and not for leverage. The when-issued trading period generally lasts from a few days to months, or over a year or more; during this period dividends on equity securities are not payable. No income accrues to the Fund prior to the time it takes delivery. A frequent form of when-issued trading occurs when corporate securities to be created by a merger of companies are traded prior to the actual consummation of the merger. Such transactions may involve a risk of loss if the value of the securities fall below the price committed to prior to the actual issuance. The Trust's custodian will establish a segregated account for each Fund when it purchases securities on a when-issued basis consisting of cash or liquid securities equal to the amount of the when-issued commitments. Securities transactions involving delayed deliveries or forward commitments are frequently characterized as when-issued transactions and are similarly treated by each Fund.

Rule 144A Securities


      Subject to the percentage limitation on illiquid and restricted securities noted below under Investment Restrictions, each Fund may buy or sell restricted securities in accordance with Rule 144A under the Securities Act of 1933 ("Rule 144A Securities"). Securities may be resold pursuant to Rule 144A under certain circumstances only to qualified institutional buyers as defined in the rule, and the markets and trading practices for such securities are relatively new and still developing; depending on the development of such markets, such Rule 144A Securities may be deemed to be liquid as determined by or in accordance with methods adopted by the Trustees. Under such methods the following factors are considered, among others: the frequency of trades and quotes for the security, the number of dealers and potential purchasers in the market, marketmaking activity, and the nature of the security and marketplace trades. Investments in Rule 144A Securities could have the effect of increasing the level of a Fund's illiquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing such securities. Also, a Fund may be adversely impacted by the possible illiquidity and subjective valuation of such securities in the absence of a market for them.


               DEBT INSTRUMENTS AND PERMITTED CASH INVESTMENTS

      As indicated in each Fund's Prospectus, a Fund may invest in long-term and short-term debt securities. Each Fund may invest in cash and short-term securities for temporary defensive purposes when, in the opinion of the Investment Manager, such a position is more likely to provide protection against unfavorable market conditions than adherence to other investment policies. Certain debt securities and money market instruments in which a Fund may invest are described below.

      U.S. Government and Related Securities. U.S. Government securities are securities which are issued or guaranteed as to principal or interest by the U.S. Government, a U.S. Government agency or instrumentality, or certain mixed-ownership Government corporations as described herein. The U.S. Government securities in which each Fund invests include, among others:

      o direct obligations of the U.S. Treasury, i.e., U.S. Treasury bills, notes, certificates and bonds;

      o obligations of U.S. Government agencies or instrumentalities such as the Federal Home Loan Banks, the Federal Farm Credit Banks, the Federal National

            Mortgage Association, the Government National Mortgage Association and the Federal Home Loan Mortgage Corporation; and

      o obligations of mixed-ownership Government corporations such as Resolution Funding Corporation.

      U.S. Government securities which each Fund may buy are backed in a variety of ways by the U.S. Government, its agencies or instrumentalities. Some of these obligations, such as Government National Mortgage Association mortgage-backed securities, are backed by the full faith and credit of the U.S. Treasury. Other obligations, such as those of the Federal National Mortgage Association, are backed by the discretionary authority of the U.S. Government to purchase certain obligations of agencies or instrumentalities, although the U.S. Government has no legal obligation to do so. Obligations such as those of the Federal Home Loan Banks, the Federal Farm Credit Banks, the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation are backed by the credit of the agency or instrumentality issuing the obligations. Certain obligations of Resolution Funding Corporation, a mixed-ownership Government corporation, are backed with respect to interest payments by the U.S. Treasury, and with respect to principal payments by U.S. Treasury obligations held in a segregated account with a Federal Reserve Bank. Except for certain mortgage-related securities, each Fund will only invest in obligations issued by mixed-ownership Government corporations where such securities are guaranteed as to payment of principal or interest by the U.S. Government or a U.S. Government agency or instrumentality, and any unguaranteed principal or interest is otherwise supported by U.S. Government obligations held in a segregated account.

      U.S. Government securities may be acquired by each Fund in the form of separately traded principal and interest components of securities issued or guaranteed by the U.S. Treasury. The principal and interest components of selected securities are traded independently under the Separate Trading of Registered Interest and Principal of Securities ("STRIPS") program. Under the STRIPS program, the principal and interest components are individually numbered and separately issued by the U.S. Treasury at the request of depository financial institutions, which then trade the component parts independently. Obligations of Resolution Funding Corporation are similarly divided into principal and interest components and maintained as such on the book entry records of the Federal Reserve Banks.

      In addition, each Fund may invest in custodial receipts that evidence ownership of future interest payments, principal payments or both on certain U.S. Treasury notes or bonds in connection with programs sponsored by banks and brokerage firms. Such notes and bonds are held in custody by a bank on behalf of the owners of the receipts. These custodial receipts are known by various names, including "Treasury Receipts" ("TRs"), "Treasury Investment Growth Receipts" ("TIGRs") and "Certificates of Accrual on Treasury Securities" ("CATS") , and may not be deemed U.S. Government securities.

      Each Fund may also invest from time to time in collective investment vehicles, the assets of which consist principally of U.S. Government securities or other assets substantially collateralized or supported by such securities, such as Government trust certificates.

      Bank Money Investments. Bank money investments include but are not limited to certificates of deposit, bankers' acceptances and time deposits. Certificates of deposit are generally short-term (i.e., less than one year), interest-bearing negotiable certificates issued by commercial banks or savings and loan associations against funds deposited in the issuing institution. A banker's acceptance is a time draft drawn on a commercial bank by a borrower, usually in connection with an international commercial transaction (to finance the import, export, transfer or storage of goods). A banker's acceptance may be obtained from a domestic or foreign bank, including a U.S. branch or agency of a foreign bank. The borrower is liable for payment as well as the bank, which unconditionally guarantees to pay the draft at its face amount on the maturity date. Most acceptances have maturities of six months or less and are traded in secondary markets prior to maturity. Time deposits are nonnegotiable deposits for a fixed period of time at a stated interest rate. The Funds will not invest in any such bank money investment unless the investment is issued by a U.S. bank that is a member of the Federal Deposit Insurance Corporation ("FDIC"), including any foreign branch thereof, a U.S. branch or agency of a foreign bank, a foreign branch of a foreign bank, or a savings bank or savings and loan association that is a member of the FDIC and which at the date of investment has capital, surplus and undivided profits (as of the date of its most recently published financial statements) in excess of $50 million. The Funds will not invest in time deposits maturing in more than seven days and will not invest more than 10% of the total assets of the applicable Fund in time deposits maturing in two to seven days.

      U.S. branches and agencies of foreign banks are offices of foreign banks and are not separately incorporated entities. They are chartered and regulated either federally or under state law. U.S. federal branches or agencies of foreign banks are chartered and regulated by the Comptroller of the Currency, while state branches and agencies are chartered and regulated by authorities of the respective states or the District of Columbia. U.S. branches of foreign banks may accept deposits and thus are eligible for FDIC insurance; however, not all such branches elect FDIC insurance. Unlike U.S. branches of foreign banks, U.S. agencies of foreign banks may not accept deposits and thus are not eligible for FDIC insurance. Both branches and agencies can maintain credit balances, which are funds received by the office incidental to or arising out of the exercise of their banking powers and can exercise other commercial functions, such as lending activities.

      Short-Term Corporate Debt Instruments. Short-term corporate debt instruments include commercial paper to finance short-term credit needs (i.e., short-term, unsecured promissory notes) issued by corporations including but not limited to (a) domestic or foreign bank holding companies or (b) their subsidiaries or affiliates where the debt instrument is guaranteed by the bank holding company or an affiliated bank or where the bank holding company or the affiliated bank is unconditionally liable for the debt instrument. Commercial paper is usually sold on a discounted basis and has a maturity at the time of issuance not exceeding nine months.

      Commercial Paper Ratings. Commercial paper investments at the time of purchase will be rated A by Standard & Poor's Corporation ("S&P") or Prime by Moody's Investor's Service, Inc. ("Moody's"), or, if not rated, issued by companies having an outstanding long-term unsecured debt issue rated at least A by S&P or by Moody's. The money market investments in corporate bonds and debentures (which must have maturities at the date of settlement of one year or less) must be rated at the time of purchase at least A by S&P or by Moody's. Commercial paper rated A (highest quality) by S&P is issued by entities which have liquidity ratios which are adequate to meet cash requirements. Long-term senior debt is rated A or better, although in some cases BBB credits may be allowed. The issuer has access to at least two additional channels of borrowing Basic earnings and cash flow have an upward trend with allowance made for unusual circumstances. Typically, the issuer's industry is well established and the issuer has a strong position within the industry. The reliability and quality of management are unquestioned. The relative strength or weakness of the above factors determines whether the issuer's commercial paper is rated A-l, A-2 or A-3. (Those A-l issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign: A-l+.)

      The rating Prime is the highest commercial paper rating assigned by Moody's. Among the factors considered by Moody's in assigning ratings are the following: evaluation of the management of the issuer; economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; evaluation of the issuer's products in relation to competition and customer acceptance; liquidity; amount and quality of long-term debt; trend of earnings over a period of 10 years; financial management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations. These factors are all considered in determining whether the commercial paper is rated Prime-l, Prime-2 or Prime-3.

      QUALITY RATINGS OF CORPORATE BONDS AND PREFERRED STOCKS

      The ratings of Moody's Investors Service, Inc. and Standard & Poor's Ratings Group for corporate bonds in which the Funds may invest are as follows:

      Moody's Investors Service, Inc.

      Aaa - Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

      Aa - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

      A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

      Baa - Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

      Standard & Poor's Ratings Group

      AAA - Bonds rated AAA have the highest rating assigned by Standard & Poor's to a debt obligation. Capacity to pay interest and repay principal is extremely strong.

      AA - Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in small degree.

      A - Bonds rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

      BBB - Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for bonds in higher rated categories.

      The ratings of Moody's Investors Service, Inc. and Standard & Poor's Ratings Group for preferred stocks in which the Funds may invest are as follows:

      Moody's Investors Service, Inc.

      aaa - An issue which is rated aaa is considered to be a top-quality preferred stock. This rating indicates good asset protection and the least risk of dividend impairment within the universe of preferred stocks.

      aa - An issue which is rated aa is considered a high-grade preferred stock. This rating indicates that there is reasonable assurance that earnings and asset protection will remain relatively well maintained in the foreseeable future.

      a - An issue which is rated a is considered to be an upper-medium grade preferred stock. While risks are judged to be somewhat greater than in the "aaa" and "aa" classifications, earnings and asset protection are, nevertheless, expected to be maintained at adequate levels.

      baa - An issue which is rated baa is considered to be medium grade, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present but may be questionable over any great length of time.

      Standard & Poor's Ratings Group

      AAA - This is the highest rating that may be assigned by Standard & Poor's to a preferred stock issue and indicates an extremely strong capacity to pay the preferred stock obligations.

      AA - A preferred stock issue rated AA also qualifies as a high-quality fixed income security. The capacity to pay preferred stock obligations is very strong, although not as overwhelming as for issues rated AAA.

      A - An issue rated A is backed by a sound capacity to pay the preferred stock obligations, although it is somewhat more susceptible to the diverse effects of changes in circumstances and economic conditions.

      BBB - An issue rated BBB is regarded as backed by an adequate capacity to pay the preferred stock obligations. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to make payments for a preferred stock in this category than for issues in the A category.

      INVESTMENT LIMITATIONS

      The Trust has adopted certain fundamental investment limitations designed to reduce the risk of an investment in the Funds. These limitations may not be changed with respect to either Fund without the affirmative vote of a majority of the outstanding shares of that Fund. The vote of a majority of the outstanding voting shares of a Fund means the vote (A) of 67% or more of the voting shares present at a meeting, if the holders of more than 50% of the outstanding voting shares of the Trust are present or represented by proxy; or
(B) of more than 50% of the outstanding voting shares of the Trust, whichever is less.

      The limitations applicable to each Fund are:

      1. Borrowing Money. The Fund will not borrow money, except (a) from a bank, provided that immediately after such borrowing there is asset coverage of 300% for all borrowings of the Fund; or (b) from a bank for temporary purposes only, provided that, when made, such temporary borrowings are in an amount not exceeding 5% of the Fund's total assets.

      2. Pledging. The Fund will not mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any security owned or held by the Fund except as may be necessary in connection with borrowings described in limitation (1) above. The Fund will not mortgage, pledge or hypothecate more than one-third of its assets in connection with borrowings.

Deposit of payment by the Fund of initial or maintenance margin in connection with futures contracts and related options is not considered a pledge or hypothecation of assets.

      3. Margin Purchases. The Fund will not purchase any securities on "margin" (except such short-term credits as are necessary for the clearance of transactions). The deposit of funds in connection with transactions in options, futures contracts, and options on such contracts will not be considered a purchase on "margin."

      4. Short Sales. The Fund will not make short sales of securities, or maintain a short position, other than short sales "against the box."

      5. Commodities; Put or Call Options. The Fund will not purchase or sell commodities or commodity contracts including futures, or purchase or write put or call options, except that the Fund may purchase or sell financial futures contracts and related options.

      6. Underwriting. The Fund will not act as underwriter of securities issued by other persons. This limitation is not applicable to the extent that, in connection with the disposition of portfolio securities, a Fund may be deemed an underwriter under certain federal securities laws.

      7. Real Estate. The Fund will not purchase, hold or deal in real estate or real estate mortgage loans, including real estate limited partnership interests, except that the Fund may purchase (a) securities of companies (other than limited partnerships) which deal in real estate or (b) securities which are secured by interests in real estate or by interests in mortgage loans including securities secured by mortgage-backed securities.

      8. Loans. The Fund will not make loans to other persons, except (a) by loaning portfolio securities, or (b) by engaging in repurchase agreements. For purposes of this limitation, the term "loans" shall not include the purchase of bonds, debentures, commercial paper or corporate notes, and similar marketable evidences of indebtedness.

      9. Industry Concentration. The Fund will not invest more than 25% of its total assets in any particular industry, except in the case of U.S. Government securities.

      10. Senior Securities. The Fund will not issue or sell any senior security as defined by the Investment Company Act of 1940 except in so far as any borrowing that the Fund may engage in may be deemed to be an issuance of a senior security.

      The Trust does not intend to pledge, mortgage or hypothecate the assets of either Fund. The statements of intention in this paragraph reflect nonfundamental policies which may be changed by the Board of Trustees without shareholder approval.

      Other current investment policies of each of the Funds, which are not fundamental and which may be changed by action of the Board of Trustees without shareholder approval, are as follows:

      1. Illiquid Investments. The Fund will not purchase securities for which no readily available market exists or engage in a repurchase agreement maturing in more than seven days if, as a result thereof, more than 15% of the value of the net assets of the Fund would be invested in such securities and the Fund will not purchase restricted securities (excluding securities eligible for resale under Rule 144A under the Securities Act of 1933) if, as a result thereof, more than 10% of the value of the net assets of the Fund would be invested in such securities.


      2. Investing for Control. The Fund will not invest in companies for the purpose of exercising control or management.


      3. Issuer Concentration. The Fund will not purchase a security of any one issuer if such purchase at the time thereof would cause (a) more than 10% of the Fund's total assets to be invested in the securities of any one issuer or (b) cause more than 10% of any class of securities of such issuer to be held by the Fund.


      4. Other Investment Companies. The Fund will not invest more than 10% of its total assets in securities of other investment companies. The Fund will not invest more than 5% of its total assets in the securities of any single investment company. The Fund will not hold more than 3% of the outstanding voting stock of any single investment company.

      With respect to the percentages adopted by the Trust as maximum limitations on a Fund's investment policies and restrictions, an excess above the fixed percentage (except for the percentage limitations relative to the borrowing of money and the holding of illiquid securities) will not be a violation of the policy or restriction unless the excess results immediately and directly from the acquisition of any security or the action taken.

      TRUSTEES AND OFFICERS

      The following is a list of the Trustees and executive officers of the Trust. Each Trustee who is an "interested person" of the Trust, as defined by the Investment Company Act of 1940, is indicated by an asterisk.



            NAME                    AGE                 POSITION HELD
      *Frederick R. Kobrick          54                President/Trustee
      *Michael T. Carmen             36                Treasurer/Trustee
      Jay H. Atlas                   53                     Trustee
      Joseph P. Paster               52                     Trustee


      The principal occupations of the Trustees and executive officers of the Trust during the past five years are set forth below:

      *Frederick R. Kobrick, 101 Federal Street, Boston, MA 02110, serves as a Trustee and President of the Trust. He is 54. His principal occupation currently is President of Kobrick-HFS Funds, Inc.

During the past five years he served as a senior vice president of State Street Research & Management Company. He is also currently a principal in a private investment partnership.


      *Michael T. Carmen, 101 Federal Street, Boston, MA 02110, serves as a Trustee and Treasurer of the Trust. He is 36. His principal occupation currently is Executive Vice President and Secretary-Treasurer of Kobrick-HFS Funds, Inc. From May 1992 to April 1996, he served as an associate portfolio manager for State Street Research & Management Company. From April 1996 to November 1996 he served as a portfolio manager for Montgomery Asset Management. From November 1996 to August 1997, he served as a portfolio manager for State Street Research & Management Company. He is also currently a principal in a private investment partnership.


      Jay H. Atlas, 49 Raymond Road, Sudbury, MA 01776, serves as a Trustee of the Trust. He is 53. His principal occupation is providing consulting services as a sole proprietor to information technology businesses. During the past five years, in addition to providing such consulting services, he has served as a Vice President and General Manager of Sales and Marketing for Convex Computer Corporation, a Vice President of Computervision Corporation and a Vice President of Channels for Digital Equipment Corporation.


      Joseph P. Paster, John Hancock Place, Post Office Box 111, Boston, MA 02117, serves as a Trustee of the Trust. He is 52. His principal occupation is as a Vice President of John Hancock Mutual Life Insurance Company, where he has served in various capacities since 1967.


      *Messrs. Kobrick and Carmen, as principals of Kobrick-HFS Funds, Inc., the Trust's Investment Manager, are "interested persons" of the Trust within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.


      As of December 23, 1997, Cendant Corporation was the record holder of all shares of the Funds. Ownership of 25% or more of a voting security is deemed "control" as defined in the 1940 Act. So long as 25% of each Funds shares are so owned, such owners will be presumed to be in control of such shares for purposes of voting on certain matters submitted to a vote of shareholders.

      Each non-interested Trustee will receive an annual retainer of $4,000 and a $500 fee for each Fund for each Board meeting attended and will be reimbursed for travel and other expenses incurred in the performance of their duties.


      THE INVESTMENT MANAGER

      Kobrick-HFS Funds, Inc. (the "Investment Manager") is the Trust's investment manager. Messrs. Kobrick and Carmen, as principals of the Investment Manager, may directly or indirectly receive benefits from the advisory fees paid to the Investment Manager. Under the terms of the investment advisory agreement between the Trust and the Investment Manager, the Investment Manager manages the Funds' investments. Each Fund pays the Investment Manager a monthly advisory fee computed as 1.00% of the average of the values of the net assets of the Fund as determined at the close of each business day during the month.

      The Funds are responsible for the payment of all expenses incurred in connection with the organization, registration of shares and operations of the Funds, including such extraordinary or non-recurring expenses as may arise, such as litigation to which the Trust may be a party. The Funds may have an obligation to indemnify the Trust's officers and Trustees with respect to such litigation, except in instances of willful misfeasance, bad faith, gross negligence or reckless disregard by such officers and Trustees in the performance of their duties. The compensation and expenses of any officer, Trustee or employee of the Trust who is an officer, director or employee of the Investment Manager are paid by the Investment Manager.

      By its terms, the Trust's investment advisory agreement will remain in force until ___________, 1999 and from year to year thereafter, subject to annual approval by (a) the Board of Trustees or (b) a vote of the majority of a Fund's outstanding voting securities; provided that in either event continuance is also approved by a majority of the Trustees who are not interested persons of the Trust, by a vote cast in person at a meeting called for the purpose of voting on such approval. The Trust's investment advisory agreement may be terminated at any time, on sixty days' written notice, without the payment of any penalty, by the Board of Trustees, by a vote of the majority of a Fund's outstanding voting securities, or by the Investment Manager. The investment advisory agreement automatically terminates in the event of its assignment, as defined by the Investment Company Act of 1940 and the rules thereunder.

      The name "Kobrick-HFS" is the property right of the Investment Manager. The Investment Manager may use the name "Kobrick-HFS" in other connections and for other purposes, including in the name of other investment companies. The Trust has agreed to discontinue any use of the name "Kobrick-HFS" if the Investment Manager ceases to be employed as the Trust's investment manager.

      DISTRIBUTION PLAN

      As stated in each Fund's Prospectus, the Funds have adopted a plan of distribution (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940 which permits each Fund to pay for expenses incurred in the distribution and promotion of the Funds' shares, including but not limited to, the printing of prospectuses, statements of additional information and reports used for sales purposes, advertisements, expenses of preparation and printing of sales literature, promotion, marketing and sales expenses and other distribution-related expenses, including any distribution fees paid to securities dealers or other firms who have executed a distribution or service agreement with the Trust. The Plan expressly limits payment of the distribution expenses listed above in any fiscal year to a maximum of .25% of the average daily net assets of each Fund.

      The continuance of the Plan must be specifically approved at least annually by a vote of the Trust's Board of Trustees and by a vote of the Trustees who are not interested persons of the Trust and have no direct or indirect financial interest in the Plan (the "Independent Trustees") at a meeting called for the purpose of voting on such continuance. The Plan may be terminated at any time by a vote of a majority of the Independent Trustees or by a vote of the holders of a majority of the outstanding shares of a Fund. In the event the Plan is terminated in accordance with its terms, the affected Fund will not be required to make any payments for expenses incurred by the Investment Manager after the termination date. The Plan may not be amended to increase materially the amount to be spent for distribution without shareholder approval. All material amendments to the Plan must be approved by a vote of the Trust's Board of Trustees and by a vote of the Independent Trustees.

      In approving the Plan, the Trustees determined, in the exercise of their business judgment and in light of their fiduciary duties as Trustees, that there is a reasonable likelihood that the Plan will benefit the Funds and their shareholders. The Board of Trustees believes that expenditure of the Funds' assets for distribution expenses under the Plan should assist in the growth of the Funds which will benefit the Funds and their shareholders through increased economies of scale, greater investment flexibility, greater portfolio diversification and less chance of disruption of planned investment strategies. The Plan will be renewed only if the Trustees make a similar determination for each subsequent year of the Plan. There can be no assurance that the benefits anticipated from the expenditure of the Funds' assets for distribution will be realized. While the Plan is in effect, all amounts spent by the Funds pursuant to the Plan and the purposes for which such expenditures were made must be reported quarterly to the Board of Trustees for its review. In addition, the selection and nomination of those Trustees who are not interested persons of the Trust are committed to the discretion of the Independent Trustees during such period.

      As principals of the Investment Manager, Messrs. Kobrick and Carmen may be deemed to have a financial interest in the operation of the Plan.

      SECURITIES TRANSACTIONS

      The Investment Manager's policy is to seek for its clients, including the Funds, what in the Investment Manager's judgment will be the best overall execution of purchase or sale orders and the most favorable net prices in securities transactions consistent with its judgment as to the business qualifications of the various broker or dealer firms with whom the Investment Manager may do business, and the Investment Manager may not necessarily choose the broker offering the lowest available commission rate. Decisions with respect to the market where the transaction is to be completed, to the form of transaction (whether principal or agency) and to the allocation of orders among brokers or dealers are made in accordance with this policy. In selecting brokers or dealers to effect portfolio transactions, consideration is given to their proven integrity and financial responsibility, their demonstrated execution experience and capabilities both generally and with respect to particular markets or securities, the competitiveness of their commission rates in agency transactions (and their net prices in principal transactions), their willingness to commit capital, and their clearance and settlement capability. The Investment Manager makes every effort to keep informed of commission rate structures and prevalent bid/ask spread characteristics of the markets and securities in which transactions for the Funds occur. Against this background, the Investment Manager evaluates the reasonableness of a commission or a net price with respect to a particular transaction by considering such factors as difficulty of execution or security positioning by the executing firm. The Investment Manager may or may not solicit competitive bids based on its judgment of the expected benefit or harm to the execution process for that transaction.

      When it appears that a number of firms could satisfy the required standards in respect of a particular transaction, consideration may also be given to services other than execution services which certain of such firms have provided in the past or may provide in the future. Negotiated commission rates and prices, however, are based upon the Investment Manager's judgment of the rate which reflects the execution requirements of the transaction without regard to whether the broker provides services in addition to execution. Among such other services are the supplying of supplemental investment research; general economic, political and business information; analytical and statistical data; relevant market information, quotation equipment and services; reports and information about specific companies, industries and securities; purchase and sale recommendations for stocks and bonds; portfolio strategy services; historical statistical information; market data services providing information on specific issues and prices; financial publications; proxy voting data and analysis services; technical analysis of various aspects of the securities markets, including technical charts; computer hardware used for brokerage and research purposes; computer software and databases, including those used for portfolio analysis and modeling; and portfolio evaluation services and relative performance of accounts.

      Certain nonexecution services provided by broker-dealers may in turn be obtained by the broker-dealers from third parties who are paid for such services by the broker-dealers.

      The Investment Manager regularly reviews and evaluates the services furnished by broker-dealers. Some services may be used for research and investment decision-making purposes, and also for marketing or administrative purposes. Under these circumstances, the Investment Manager allocates the cost of such services to determine the appropriate proportion of the cost which is allocable to purposes other than research or investment decision-making and is therefore paid directly by the Investment Manager. Some research and execution services may benefit the Investment Manager's clients as a whole, while others may benefit a specific segment of clients. Not all such services will necessarily be used exclusively in connection with the accounts which pay the commissions to the broker-dealer producing the services.

      The Investment Manager has no fixed agreements or understanding with any broker-dealer as to the amount of brokerage business which that firm may expect to receive for services supplied to the Investment Manager or otherwise. There may be, however, understandings with certain firms that in order for such firms to be able to continuously supply certain services, they need to receive allocation of a specified amount of brokerage business. These understandings are honored to the extent possible in accordance with the policies set forth above.

      It is not the Investment Manager's policy to intentionally pay a firm a brokerage commission higher that that which another firm would charge for handling the same transaction in recognition of services (other than execution services) provided, however, the Investment Manager is aware that this is an area where differences of opinion as to fact and circumstances may exist, and in such circumstances, if any, the Investment Manager relies on the provisions of
Section 28(e) of the Securities Act of 1934, to the extent applicable.

      Code of Ethics. The Trust and the Investment Manager have each adopted a Code of Ethics under Rule 17j-1 of the Investment Company Act of 1940. The Code significantly restricts the personal investing activities of all officers and investment personnel of the Investment Manager including having to preclear any personal securities (with limited exceptions, such as U.S. Government obligations). The preclearance requirement and associated procedures are designed to identify any substantive prohibition or limitation applicable to the proposed investment. In addition, no officer or investment personnel may purchase or sell any security which, at that time, is being purchased or sold (as the case may be), or to the knowledge of such person is being considered for purchase or sale, by either Fund. The substantive restrictions applicable to officers and investment personnel of the Investment Manager include a ban on acquiring any securities in an initial public offering. Furthermore, the Code provides for trading "blackout periods" which prohibit trading by officers and investment personnel of the Investment Manager within periods of trading by either Fund in the same (or equivalent) security.


      PORTFOLIO TURNOVER

      A Fund's portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for the fiscal year by the monthly average of the value of the portfolio securities owned by the Fund during the fiscal year. High portfolio turnover involves correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the Funds. The Investment Manager anticipates that the portfolio turnover rate for each Fund normally will not exceed 150%. A 150% turnover rate would occur if all of a Fund's portfolio securities were replaced once within a one year period and one half of the Fund's portfolio securities were replaced again within such one year period.

      Generally, each Fund intends to invest for long-term purposes. However, the rate of portfolio turnover will depend upon market and other conditions, and it will not be a limiting factor when the Investment Manager believes that portfolio changes are appropriate.

      CALCULATION OF SHARE PRICE


      The share price (net asset value) of the shares of each Fund is determined as of the close of the regular session of trading on the New York Stock Exchange (traditionally 4:00 p.m., Eastern time) on each day the Fund is open for business. Each Fund is open for business on every day except Saturdays, Sundays and the following holidays: New Year's Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. For a description of the methods used to determine the share price, see "Calculation of Share Price" in the Prospectus.


      TAXES

      Each Fund's Prospectus describes generally the tax treatment of distributions by the Fund. This section of the Statement of Additional Information includes additional information concerning federal taxes.

      Each Fund intends to qualify annually for the special tax treatment afforded a "regulated investment company" under Subchapter M of the Internal Revenue Code so that it does not pay federal taxes on income and capital gains distributed to shareholders. To so qualify a Fund must, among other things, (i) derive at least 90% of its gross income in each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currency, or certain other income (including but not limited to gains from options, futures and forward contracts) derived with respect to its business of investing in stock, securities or currencies; and (ii) diversify its holdings so that at the end of each quarter of its taxable year the following two conditions are met: (a) at least 50% of the value of the Fund's total assets is represented by cash, U.S. Government securities, securities of other regulated investment companies and other securities (for this purpose such other securities will qualify only if the Fund's investment is limited in respect to any issuer to an amount not greater than 5% of the Fund's assets and 10% of the outstanding voting securities of such issuer) and (b) not more than 25% of the value of the Fund's assets is invested in securities of any one issuer (other than U.S. Government securities or securities of other regulated investment companies).

      A Fund's net realized capital gains from securities transactions will be distributed only after reducing such gains by the amount of any available capital loss carryforwards. Capital losses may be carried forward to offset any capital gains for eight years, after which any undeducted capital loss remaining is lost as a deduction.

      A federal excise tax at the rate of 4% will be imposed on the excess, if any, of a Fund's "required distribution" over actual distributions in any calendar year. Generally, the "required distribution" is 98% of a Fund's ordinary income for the calendar year plus 98% of its net capital gains recognized during the one year period ending on October 31 of the calendar year plus undistributed amounts from prior years. The Funds intend to make distributions sufficient to avoid imposition of the excise tax.

      Each Fund is required to withhold and remit to the U.S. Treasury a portion (31%) of redemptions and dividend income on any account unless the shareholder provides a taxpayer identification number and certifies that such number is correct and that the shareholder is not subject to backup withholding or demonstrates an exemption from withholding.

      REDEMPTION IN KIND

      Under unusual circumstances, when the Board of Trustees deems it in the best interests of a Fund's shareholders, the Fund may make payment for shares repurchased or redeemed in whole or in part in securities of the Fund taken at current value. If any such redemption in kind is to be made, each Fund intends to make an election pursuant to Rule 18f-1 under the Investment Company Act of 1940. This election will require the Funds to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of each Fund during any 90 day period for any one shareholder. Should payment be made in securities, the redeeming shareholder will generally incur brokerage costs in converting such securities to cash. Portfolio securities which are issued in an in-kind redemption will be readily marketable.

      HISTORICAL PERFORMANCE INFORMATION

      From time to time, each Fund may advertise average annual total return. Average annual total return quotations will be computed by finding the average annual compounded rates of return over 1, 5 and 10 year periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:

            P (1 + T)n = ERV
Where:

      P =   a hypothetical initial payment of $1,000
      T =   average annual total return
      n =   number of years
      ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5 and 10 year periods at the end of the 1, 5 or 10 year periods (or fractional portion thereof)

      The calculation of average annual total return assumes the reinvestment of all dividends and distributions. If a Fund has been in existence less than one, five or ten years, the time period since the date of the initial public offering of shares will be substituted for the periods stated. Each Fund may also advertise total return (a "nonstandardized quotation") which is calculated differently from average annual total return. A nonstandardized quotation of total return may be a cumulative return which measures the percentage change in the value of an account between the beginning and end of a period, assuming no activity in the account other than reinvestment of dividends and capital gains distributions. A nonstandardized quotation may also indicate average annual compounded rates of return over periods other than those specified for average annual total return. A nonstandardized quotation of total return will always be accompanied by a Fund's average annual total return as described above.

      From time to time, each of the Funds may also advertise its yield. A yield quotation is based on a 30-day (or one month) period and is computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:

            Yield = 2[(a-b/cd + 1)6 - 1]
Where:

      a =   dividends and interest earned during the period
      b =   expenses accrued for the period (net of reimbursements)
      c =   the average daily number of shares outstanding during the period that were entitled to receive dividends
      d =   the maximum offering price per share on the last day of the period

      Solely for the purpose of computing yield, dividend income is recognized by accruing 1/360 of the stated dividend rate of the security each day that a Fund owns the security. Generally, interest earned (for the purpose of "a" above) on debt obligations is computed by reference to the yield to maturity of each obligation held based on the market value of the obligation (including actual accrued interest) at the close of business on the last business day prior to the start of the 30-day (or one month) period for which yield is being calculated, or, with respect to obligations purchased during the month, the purchase price (plus actual accrued interest). With respect to the treatment of discount and premium on mortgage or other receivables-backed obligations which are expected to be subject to monthly paydowns of principal and interest, gain or loss attributable to actual monthly paydowns is accounted for as an increase or decrease to interest income during the period and discount or premium on the remaining security is not amortized.

      The performance quotations described above are based on historical earnings and are not intended to indicate future performance.

      To help investors better evaluate how an investment in a Fund might satisfy their investment objective, advertisements regarding each Fund may discuss various measures of Fund performance, including current performance ratings and/or rankings appearing in financial magazines, newspapers and publications which track mutual fund performance. Advertisements may also compare performance (using the calculation methods set forth in the Prospectus) to performance as reported by other investments, indices and averages. When advertising current ratings or rankings, the Funds may use the following publications or indices to discuss or compare Fund performance:

      Lipper Mutual Fund Performance Analysis and Lipper Fixed Income Fund Performance Analysis measure total return and average current yield for the mutual fund industry and rank individual mutual fund performance over specified time periods assuming reinvestment of all distributions, exclusive of sales loads. The Capital Fund may provide comparative performance information appearing in the Capital Appreciation Funds category and the Emerging Growth Fund may provide comparative performance information appearing in the Small Capitalization Funds category. In addition, the Funds may use comparative performance information of relevant indices, including the S&P 500 Index and the Dow Jones Industrial Average. The S&P 500 Index is an unmanaged index of 500 stocks, the purpose of which is to portray the pattern of common stock price movement. The Dow Jones Industrial Average is a measurement of general market price movement for 30 widely held stocks listed on the New York Stock Exchange.

      In assessing such comparisons of performance an investor should keep in mind that the composition of the investments in the reported indices and averages is not identical to the Fund's portfolio, that the averages are generally unmanaged and that the items included in the calculations of such averages may not be identical to the formula used by the Fund to calculate its performance. In addition, there can be no assurance that the Fund will continue this performance as compared to such other averages.

      CUSTODIAN

      State Street Bank and Trust Company ("SSBT"), 225 Franklin Street, Boston, MA 02110, has been retained to act as Custodian for the Funds' investments. SSBT acts as each Fund's depository, safekeeps its portfolio securities, collects all income and other payments with respect thereto, disburses funds as instructed and maintains records in connection with its duties.

      SSBT also provides accounting and pricing services to the Funds. This includes calculating daily net asset value per share and maintaining such books and records as are necessary to enable the Transfer Agent to perform its duties. For these custodial, accounting and pricing services, each Fund pays an annual fee based on an average monthly net assets in accordance with the following schedule:

      First $100 million            4 basis points
      Next $100 million             2 basis points
      Excess                        1 basis point

      The minimum monthly charge per Fund is $3,000, phased in during year one at a rate of 1/12 in month one, 2/12 in month two, increasing incrementally per month until the full minimum is in effect in month twelve. In addition, each Fund pays all costs of external pricing services as well as transaction fees.

      AUDITORS

      The firm of Ernst & Young LLP has been selected as independent auditors for the Trust for the fiscal year ending September 30, 1998. Ernst & Young LLP, 200 Clarendon Street, Boston, Massachusetts 02116, performs an annual audit of the Trust's financial statements and advises the Funds as to certain accounting matters.

      TRANSFER AGENT


      The Trust's transfer agent, State Street Bank and Trust Company ("SSBT"), maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of the Funds' shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. SSBT receives for its services as transfer agent a fee payable monthly at an annual rate of $20.00 per account from the Capital Fund and $20.00 per account from the Emerging Growth Fund, provided, however, that the minimum fee is $3,000 per month for each Fund, 50% of which fee shall be waived during the first six months. In addition, the Funds pay out-of-pocket expenses, including but not limited to, postage, envelopes, checks, drafts, forms, reports, record storage and communication lines.

      In addition, SSBT is retained to provide administrative services to the Funds. In this capacity, SSBT supplies non-investment related statistical and research data, internal regulatory compliance services and executive and administrative services. SSBT supervises the preparation of tax returns, reports to shareholders of the Funds, reports to and filings with the Securities and Exchange Commission and state securities commissions, and materials for meetings of the Board of Trustees. For the performance of these administrative services, each Fund pays SSBT a fee based on each Fund's average assets in accordance with the following schedule:

      First $200 million            8 basis points
      Next $200 million             6 basis points
      Excess                        4 basis point

      The minimum annual amount per Fund is $85,000, phased in during year one at a rate of 1/12 in month one, 2/12 in month two, increasing incrementally per month until the full minimum is in effect in month twelve.

      DISTRIBUTOR

      Funds Distributor, Inc. ("FDI"), 60 State Street, Suite 1300, Boston, MA 02109, acts as distributor of the Funds' shares pursuant to a distribution agreement (the "Distribution Agreement") approved by the Board of Trustees. In this regard, FDI has agreed at its own expense to qualify as a broker-dealer under all applicable federal or state laws in those states which the Trust shall from time to time identify to FDI as states in which it wishes to offer the Funds' shares for sale. FDI does not receive any compensation under the Distribution Agreement.

      FDI is a broker-dealer registered with the SEC and a member in good standing of the National Association of Securities Dealers, Inc.

      The Distribution Agreement may be terminated by either party upon sixty
(60) days' prior written notice to the other party, and will automatically terminate in the event of its assignment.

      STATEMENTS OF ASSETS AND LIABILITIES


      The Funds' Statements of Assets and Liabilities as of December 23, 1997, which have been audited by Ernst & Young LLP, are included in this Statement of Additional Information in reliance on their report given on their authority as experts in accounting and auditing.

                          KOBRICK-HFS INVESTMENT TRUST
                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 23, 1997

                                                                     Kobrick-HFS
                                                       Kobrick-HFS     Emerging
                                                      Capital Fund   Growth Fund
                                                      ------------   -----------
ASSETS:

Cash ................................................    $100,000      $100,000
Deferred organization costs (Note A) ................      35,000        35,000

Total Assets ........................................     135,000       135,000

LIABILITIES:

Accrued organization costs (Note A) .................      35,000        35,000

Total Liabilities ...................................      35,000        35,000
                                                         --------      --------

NET ASSETS ..........................................    $100,000      $100,000
                                                         ========      ========

SHARES OF BENEFICIAL INTEREST
OUTSTANDING .........................................      10,000        10,000

Net Asset Value, offering and redemption price
per share of beneficial interest outstanding ........    $  10.00      $  10.00
                                                         ========      ========


                See Notes to Statements of Assets and Liabilities

                          KOBRICK-HFS INVESTMENT TRUST
                  NOTES TO STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 23, 1997

A.     Significant Accounting Policies

The Kobrick-HFS Investment Trust (the "Trust") was organized as a Massachusetts business trust on October 10, 1997, and is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. The Trust offers two series of shares: Kobrick-HFS Capital Fund and Kobrick-HFS Emerging Growth Fund (individually, a "Fund, collectively, the "Funds"). The investment objective of the Funds is to provide shareholders with long-term capital appreciation. The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Trust has had no operations other than organizational matters and issuance and sale of initial shares of each of the Funds.

Organizational Costs: Costs and expenses of the Trust in connection with the organization of the Trust and the initial offering of its shares have been deferred by the Trust and are being amortized on a straight-line basis from the date operations commenced over a period that it is expected a benefit will be realized, not to exceed sixty months. If any of the initial shares are redeemed during the amortization period by any holder thereof, the redemption proceeds will be reduced by a pro rata portion of the then unamortized organization cost.

Expenses: General expenses of the Trust are allocated to the respective Fund based upon relative net assets. Operating expenses directly attributable to a Fund are charged to that Fund's operations.

B.  Agreement and Transactions with Affiliates

The Trust has entered into an Investment Advisory Agreement (the "Agreement") with Kobrick-HFS Funds, Inc. (the "Advisor"). Under the Agreement, the Advisor manages the investments of the Funds in accordance with their investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Funds. For each Fund the Advisor has agreed to a fee, computed daily and payable monthly, at an annual rate of 1.00% of the Fund's average daily net assets.

                Report of Ernst & Young LLP, Independent Auditors

To the Board of Trustees of
Kobrick-HFS Investment Trust

We have audited the accompanying statements of assets and liabilities of Kobrick-HFS Investment Trust (the "Trust") (comprising, respectively, the Kobrick-HFS Capital Fund and Kobrick-HFS Emerging Growth Fund (collectively, the "Funds"), as of December 23, 1997. These statements of assets and liabilities are the responsibility of the Trust's management. Our responsibility is to express an opinion on these statements of assets and liabilities based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the statements of assets and liabilities are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the statements of assets and liabilities. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the statements of assets and liabilities referred to above present fairly, in all material respects, the financial position of each of the respective Funds constituting the Kobrick-HFS Investment Trust at December 23, 1997 in conformity with generally accepted accounting principles.


                                                ERNST & YOUNG LLP

Boston, Massachusetts
December 23, 1997

                          KOBRICK-HFS INVESTMENT TRUST

PART C.     OTHER INFORMATION

Item 24.    Financial Statements and Exhibits

      (a)   (i)   Financial Statements included in Part A:

                  None

            (ii)  Financial Statements included in Part B:


                  Statements of Assets and Liabilities, December 23, 1997


                  Notes to Financial Statements




                  Report of Independent Accountants


      (b)   Exhibits

            (1)   Agreement and Declaration of Trust*

            (2)   Bylaws*

            (3)   Inapplicable

            (4)   Inapplicable

            (5)   Revised Form of Advisory Agreement with Kobrick-HFS Funds,
      Inc.


            (6)   (i)   Form of Distribution Agreement with Funds
      Distributor, Inc.*

                  (ii)  Form of Selling Agreement*


            (7)   Inapplicable


            (8) Revised Form of Custodian Agreement with State Street Bank and Trust Company (Exhibits previously filed)

            (9)   (i)   Form of Administration Agreement with State Street
                        Bank and Trust Company*

                  (ii) Form of Transfer Agency and Service Agreement with State Street Bank and Trust Company* (Exhibits concerning fees filed in this Amendment)


            (10)  Opinion and Consent of Counsel




            (11)  Consent of Independent Public Accountants


            (12)  Inapplicable


            (13)  Form of Agreement Relating to Initial Capital


            (14)  Inapplicable


            (15)  Form of Plan of Distribution Pursuant to Rule 12b-1*


            (16)  Inapplicable


            (17)  Inapplicable


            (18)  Inapplicable

-----------------
* Previously filed



Item 25.    Persons Controlled by or Under Common Control with Registrant


            As of December 23, 1997, Cendant Corporation was the recordholder of all shares of the Registrant. After commencement of the public offering of the Registrant's shares, the Registrant expects that no person will be directly or indirectly controlled by or under common control with the Registrant.


Item 26.    Number of Holders of Securities


            As of December 23, 1997, all shares of beneficial interest of the Registrant were held by Cendant Corporation.


Item 27.    Indemnification

            Article VI of the Registrant's Agreement and Declaration of Trust provides for indemnification of officers and Trustees as follows:


                  "Section 6.4 Indemnification of Trustees, Officers, etc. Subject to and except as otherwise provided in the Securities Exchange Act of 1933, as amended, and the 1940 Act, the Trust shall indemnify each of its Trustees and officers (including persons who serve at the Trust's request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise (hereinafter referred to as a "Covered Person")) against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants' and counsel fees, incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Trustee or officer, director or trustee, except with respect to any matter as to which it has been determined that such Covered Person had acted with willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office (such conduct referred to hereafter as "Disabling Conduct"). A determination that the Covered Person is entitled to indemnification may be made by
                  (i) a final decision on the merits by a court or other body before whom the proceeding was brought that the person to be indemnified was not liable by reason of Disabling Conduct,
                  (ii) dismissal of a court action or an administrative proceeding against a Covered Person for insufficiency of evidence of Disabling Conduct, or (iii) a reasonable determination, based upon a review of the facts, that the indemnitee was not liable by reason of Disabling Conduct by
                  (a) a vote of a majority of a quorum of Trustees who are neither "interested persons" of the Trust as defined in section 2(a) (19) of the 1940 Act nor parties to the proceeding, or (b) an independent legal counsel in a written opinion. Expenses, including accountants' and counsel fees so incurred by any such Covered Person (but excluding amounts paid in satisfaction of judgments, in compromise or as fines or penalties), may be paid from time to time by the Trust in advance of the final disposition of any such action, suit or proceeding, provided that the Covered Person shall have undertaken to repay the amounts so paid to the Trust if it is ultimately determined that indemnification of such expenses is not authorized under this Article VI and (i) the Covered Person shall have provided security for such undertaking, (ii) the Trust shall be insured against losses arising by reason of any lawful advances, or (iii) a majority of a quorum of the disinterested Trustees who are not a party to the proceeding, or an independent legal counsel in a written opinion, shall have determined, based on a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the Covered Person ultimately will be found entitled to indemnification.

                  Section 6.5 Compromise Payment. As to any matter disposed of by a compromise payment by any such Covered Person referred to in Section 6.4, pursuant to a consent decree or otherwise, no such indemnification either for said payment or for any other expenses shall be provided unless such indemnification shall be approved (a) by a majority of the disinterested Trustees who are not parties to the proceeding or (b) by an independent legal counsel in a written opinion. Approval by the Trustees pursuant to clause (a) or by independent legal counsel pursuant to clause (b) shall not prevent the recovery from any Covered Person of any amount paid to such Covered Person in accordance with any of such clauses as indemnification if such Covered Person is subsequently adjudicated by a court of competent jurisdiction to have been liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office.


                  Section 6.6 Indemnification Not Exclusive, etc. The right of indemnification provided by this Article VI shall not be exclusive of or affect any other rights to which any such Covered Person may be entitled. As used in this Article VI, "Covered Person" shall include such person's heirs, executors and administrators, an "interested Covered Person" is one against whom the action, suit or other proceeding in question or another action, suit or other proceeding on the same or similar grounds is then or has been pending or threatened, and a "disinterested" person is a person against whom none of such actions, suits or other proceedings or another action, suit or other proceeding on the same or similar grounds is then or has been pending or threatened. Nothing contained in this Article shall affect any rights to indemnification to which personnel of the Trust, other than Trustees and officers, and other persons may be entitled by contract or otherwise under law, nor the power of the Trust to purchase and maintain liability insurance on behalf of any such person."

            Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

            The Registrant expects to maintain a standard mutual fund and investment advisory professional and directors and officers liability policy. The policy will provide coverage to the Registrant, its Trustees and officers, and Kobrick-HFS Funds, Inc. (the "Investment Manager"). Coverage under the policy will include losses by reason of any act, error, omission, misstatement, misleading statement, neglect or breach of duty.

            The Advisory Agreement with the Investment Manager provides that the Investment Manager shall not be liable for any action taken, omitted or suffered to be taken by it in its reasonable judgment, in good faith and believed by it to be authorized or within the discretion or rights or powers conferred upon it by the Advisory Agreement, or in accordance with (or in the absence of) specific directions or instructions from the Trust, provided, however, that such acts or omissions shall not have resulted from the Investment Manager's willful misfeasance, bad faith or gross negligence, a violation of the standard of care established by and applicable to the Investment Manager in its actions under the Advisory Agreement or breach of its duty or of its obligations under the Advisory Agreement.

Item 28.    Business and Other Connections of the Investment Manager

            (a) The Investment Manager is a recently formed independent counsel firm.

            (b) The directors and officers of the Investment Manager and any other business, profession, vocation or employment of a substantial nature engaged in at any time during the past two years:


                  (i) Frederick R. Kobrick - President and Chief Executive Officer of the Investment Manager and President and Trustee of the Registrant since October 1997; Portfolio Manager and Senior Vice President of State Street Research and Management Company from March 1985 to August 1997.

                  (ii) Michael T. Carmen - Secretary - Treasurer and Executive Vice President of the Investment Manager and Treasurer and Trustee of the Registrant since October 1997, Portfolio Manager, State Street Research and Management Company from November 1996 to August 1997, Portfolio Manager, Montgomery Asset Management, April 1996 to November 1996, Associate Portfolio Manager, State Street Research and Management Company May 1992 to April 1996

                  (iii) Henry R. Silverman - Chairman of the Investment
                        Manager since October 1997 and Chairman and Chief Executive Officer of Cendant Corporation since July 1990


                  (iv) Richard A. Goldman - Chief Operating Officer and a Director of the Investment Manager since October 1997, Member, Mintz, Levin, Cohn, Ferris, Glovsky and Popeo, P.C. from April 1996 to October 1997 and Associate, Mintz, Levin, Cohn, Ferris, Glovsky and Popeo, P.C. from August 1989 to March 1996.

                  (v) Thomas J. Kelly - a Director of the Investment Manager since October 1997, Member of Mintz, Levin, Cohn, Ferris, Glovsky and Popeo, P.C. since May 1985.


                  (vi) James E. Buckman - a Director of the Investment Manager since October 1997, Senior Executive Vice President and General Counsel of Cendant Corporation since July 1990.

                  (vii) Samuel L. Katz - a Director of the Investment Manager
                        since October 1997, Senior Vice President, Acquisitions, Cendant Corporation since January 1996, Vice President, Director, Dickstein Partners, Inc. from July 1993 to December 1995.

                 (viii) Michael P. Monaco - a Director of the Investment Manager
                        since October 1997, Vice Chairman and Chief Financial Officer of Cendant Corporation since October 1996, Vice President and Chief Financial Officer, American Express from 1981 to October 1996


Item 29.    Principal Underwriters

      (a) Funds Distributor, Inc. (the "Distributor") acts as principal underwriter for the following investment companies other than the
            Registrant:

            BJB Investment Funds
            Burridge Funds
            Harris Insight Funds Trust
            HT Insight Funds, Inc. d/b/a Harris Insight Funds
            The Brinson Funds
            The JPM Institutional Funds
            The JPM Pierpont Funds
            The JPM Series Trust
            The JPM Series Trust II

            Monetta Fund, Inc.
            Monetta Trust
            The Montgomery Funds
            The Montgomery Funds II
            The Munder Framlington Funds Trust
            The Munder Funds Trust
            The Munder Funds, Inc.
            Orbitex Group of Funds
            The PanAgora Institutional Funds
            RCM Capital Funds, Inc.
            RCM Equity Funds, Inc.
            St. Clair Funds, Inc.
            The Skyline Funds
            Waterhouse Investors Cash Management Fund, Inc.
            WEBS Index Fund, Inc.

            Funds Distributor, Inc. is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers. Funds Distributor, Inc. is an indirect wholly-owned subsidiary of Boston Institutional Group, Inc., a holding company all of whose outstanding shares are owned by key employees.

      (b) The following is a list of the executive officers, directors and partners of Funds Distributor, Inc., none of whom hold any positions or offices with the Registrant:

            President and Chief Executive Officer     Marie E. Connolly
            Executive Vice President                  Richard W. Ingram
            Executive Vice President                  Donald R. Roberson
            Senior Vice President                     Michael S. Petrucelli
            Senior Vice President, Treasurer
              and Chief Financial Officer             Joseph F. Tower, III
            Senior Vice President                     Paula R. David
            Senior Vice President                     Bernard A. Whalen
            Senior Vice President                     A. Bayard Closser
            Director                                  William J. Nutt

      (c)   Inapplicable.

Item 30.    Location of Accounts and Records

            Accounts, books and other documents required to be maintained by
            Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder will be maintained by the Registrant at its offices located at 101 Federal Street,

            Boston, Massachusetts 02110 as well as at the offices of the Registrant's transfer agent located at Two Heritage Drive, Quincy, MA 02171.

Item 31.    Management Services Not Discussed in Parts A or B

            Inapplicable

Item 32.    Undertakings

      (a)   Inapplicable

      (b) The Registrant undertakes to file a post-effective amendment, using financial statements which need not be certified, within four to six months from the effective date of this Registration Statement.

      (c)   Inapplicable

      (d) The Registrant undertakes to call a meeting of shareholders, if requested to do so by holders of at least 10% of the Fund's outstanding shares, for the purpose of voting upon the question of removal of a trustee or trustees and to assist in communications with other shareholders as required by Section 16(c) of the Investment Company Act of 1940.

                                   SIGNATURES


      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed below on its behalf by the undersigned, thereunto duly authorized, in the City of Boston and Commonwealth of Massachusetts, on the 23th day of December, 1997.


                                    KOBRICK-HFS INVESTMENT TRUST


                                    By:  \s\ Frederick R. Kobrick
                                         -----------------------------
                                          Frederick R. Kobrick
                                                President

      Each person whose signature appears below constitutes and appoints Frederick R. Kobrick and Richard A. Goldman and each of them, his true and lawful attorneys-in-fact and agents, with full power of substitution and resubstitution in each of them, for him and in his, place and stead, and in any and all capacities, to sign any and all amendments (including post-effective amendments) to this Registration Statement on Form N-1A of Kobrick-HFS Investment Trust, and to file the same, with all exhibits thereto and other documents in connection therewith, with the Securities and Exchange Commission, granting unto said attorneys-in-fact and agents, and each of them, full power and authority to do and perform each and every act and thing requisite or necessary to be done in and about the premises, as full to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents or any of them or their or his substitute or substitutes may lawfully do or cause to be done by virtue hereof.


      Signature               Title                             Date



  \s\ Frederick R. Kobrick  President and Trustee             December 23, 1997
--------------------------
Frederick R. Kobrick


  \s\ Michael T. Carmen     Secretary -Treasurer and Trustee  December 23, 1997
--------------------------
Michael T. Carmen


  \s\ Jay H. Atlas          Trustee                           December 23, 1997
--------------------------
Jay H. Atlas


  \s\ Joseph P. Paster      Trustee                           December 23, 1997
--------------------------
Joseph P. Paster

                                INDEX TO EXHIBITS

(1)      Agreement and Declaration of Trust*

(2)      Bylaws*

(3)      Inapplicable

(4)      Inapplicable

(5)      Revised Form of Advisory Agreement


(6)      (i)      Form of Distribution Agreement*

         (ii)     Form of Selling Agreement*


(7)      Inapplicable


(8)      Revised Form of Custodian Agreement (Exhibits previously filed)

(9)(i)   Form of Administration Agreement*

(9)(ii) Form of Transfer Agency and Services Agreement* (Exhibits concerning fees filed in this Amendment)


(10)     Opinion and Consent of Counsel




(11)     Consent of Independent Public Accountants


(12)     Inapplicable


(13)     Form of Agreement Relating to Initial Capital


(14)     Inapplicable


(15)     Form of Plan of Distribution Pursuant to Rule 12b-1*


(16)     Inapplicable

(17)     Inapplicable

-------------
*    Previously filed